UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-3000
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Date of fiscal year end: 12/31
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Date of reporting period: 12/31/07
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ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

Annual Report
12.31.07

John Hancock

Lifestyle Aggressive Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests 100% of its assets in affiliated underlying funds that invest primarily in equity securities.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	40%

U.S. Mid Cap	13%

U.S. Small Cap	12%

Foreign Small Cap	12%

Foreign Large Cap	8%

Foreign Mid Cap	8%

Natural Resources	4%

Emerging Markets	3%

As a percentage of net assets on December 31, 2007.

Performance review

For the 12 months ended December 31, 2007, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned 8.00%, 7.23%, 7.21%, 7.48%, 7.92%, 8.13%, 7.85%, 8.13%, 8.42% and 8.54%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — the S&P 500 Index — returned 5.49% during the same period.

Outperformance

The Portfolio benefited significantly from its international allocations. International Core (GMO), with an 8% position in the Portfolio, performed well, helped by positions in the German consumer discretionary sector and in United Kingdom telecommunications stocks. Also contributing to the Portfolio was a 3% position we initiated in May to Emerging Markets Value (DFA). Emerging markets as an asset class benefited from strong economic growth across a variety of developing nations. Natural Resources (Wellington), a 4% stake in the Portfolio, finished the year with exceptional gains fueled by strength in crude oil prices, industrial metals and other commodities. Excellent stock selection in both the energy, and metals and mining segments helped the fund significantly beat its benchmark.

One of the Portfolio’s largest holdings and best contributors was Blue Chip Growth (T. Rowe Price). This large-cap growth fund benefited from a combination of excellent stock picks in the energy sector and an overweighting in technology, one of the stronger sectors in 2007. Two mid-cap growth funds, Vista (American Century) and Mid Cap Stock (Wellington), also added to the Portfolio’s performance. Both funds benefited from their materials and industrial holdings and from excellent security selection in the consumer discretionary sector.

One holding that detracted from performance was Quantitative Value (MFC Global U.S.A.), a large-cap value strategy that was hurt by its exposure to the troubled financials sector. Likewise, Core Equity (Legg Mason), run by well-known value manager Bill Miller, suffered because of its relatively high exposure to stocks linked to housing. Poor security selection in telecommunications and an underweight to the energy sector also hurt performance.

Over the course of the year, in addition to the move into emerging-market equities, we made a small shift from small caps to mid caps. Additionally, toward the end of the year, we began a reallocation from small- and mid-cap holdings into large-caps. We believe large caps have greater potential to outperform during periods of slower economic growth.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Natural Resources	▲	Robust commodity prices
(Wellington)

Emerging Markets	▲	Dynamic growth in developing nations
Value (DFA)

Core Equity	▼	Exposure to housing, underweight to energy
(Legg Mason)

Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two comparable indices.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	13,017	13,023	11,739	11,790	11,826	13,187	13,249	13,323	13,355

With maximum sales charge	12,717	13,023	11,739	11,790	11,826	13,187	13,249	13,323	13,355

S&P 500 Index	12,867	12,867	11,398	11,398	11,398	12,867	12,867	12,867	12,906

MSCI EAFE Gross Index[2]	15,188	15,188	12,324	12,324	12,324	15,188	15,188	15,188	14,745

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending December 31, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Since inception	25.59%	27.17%	30.23%	17.39%	17.90%	18.26%	31.87%	32.49%	33.23%	33.55%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 5-1-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.55%, Class B — 2.26%, Class C — 2.26%, Class R — 1.86%, Class R1 — 1.61%, Class R2 — 1.36%, Class R3 — 1.63%, Class R4 — 1.44%, Class R5 — 1.14% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.56%, Class B — 2.45%, Class C — 2.27%, Class R — 11.57%, Class R1 — 13.80%, Class R2 — 13.15%, Class R3 — 3.12%, Class R4 — 2.29%, Class R5 — 4.98% . The net expenses equal the gross expenses and are as follows: Class 1 — 1.02% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

Annual report | Lifestyle Portfolios

John Hancock

Lifestyle Growth Portfolio

Goal and strategy

The Portfolio seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 80% of its assets in affiliated underlying funds that invest primarily in equity securities and approximately 20% of its assets in affiliated underlying funds that invest primarily in fixed-income securities.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	40%

U.S. Mid Cap	8%

Foreign Small Cap	7%

Foreign Mid Cap	6%

Foreign Large Cap	6%

U.S. Small Cap	6%

Natural Resources	3%

Emerging Markets	2%

Real Estate	2%

Fixed Income	% of Total

High Yield Bond	7%

Intermediate-term bond	4%

Multi-sector bond	4%

Treasury Inflation
Protected Securities	3%

Global bond	2%

As a percentage of net assets on December 31, 2007.

Note to shareholders

In September 2007, shareholders of John Hancock Allocation Growth + Value Portfolio approved the merger of their portfolio into John Hancock Lifestyle Growth Portfolio.

Performance review

For the 12 months ended December 31, 2007, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned 6.96%, 6.14%, 6.19%, 6.47%, 6.75%, 6.91%, 6.69%, 6.95%, 7.31%, 7.44% and 7.42%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 80% S&P 500 Index and 20% Lehman Brothers U.S. Aggregate Index — returned 5.88% during the same period.

Outperformance

The Portfolio benefited significantly from the strong performance of international funds. International Opportunities (Marsico), with a 4% position in the Portfolio, performed exceptionally well, helped by positions in Hong Kong telecommunications and Canadian materials. Also contributing to the Portfolio was a 2% position we initiated in May to Emerging Markets Value (DFA). Emerging markets as an asset class benefited from strong economic growth across a variety of developing nations. Natural Resources (Wellington), a 3% stake in the Portfolio, finished the year with exceptional gains fueled by strength in crude oil prices, industrial metals and other commodities. Excellent stock selection in both the energy, and metals and mining segments helped the fund significantly beat its benchmark.

Another solid contributor to the Portfolio was Blue Chip Growth (T. Rowe Price). This large-cap growth fund benefited from a combination of excellent stock picks in the energy equipment and services segment as well as an overweighting in technology, one of the stronger sectors in 2007. Two mid-cap growth funds, Vista (American Century) and Mid Cap Stock (Wellington), also added to the Portfolio’s performance.

One holding that detracted from performance was Quantitative Value (MFC Global U.S.A.), a large-cap value strategy that was hurt by its exposure to the troubled financials sector. Likewise, Core Equity (Legg Mason), run by well-known value manager Bill Miller, suffered because of its relatively high exposure to stocks linked to housing. Poor security selection in telecommunications and an underweight to the energy sector also hurt performance. The Portfolio’s performance also was weighed down by its real estate exposure. Both Real Estate Equity (T. Rowe Price) and Global Real Estate (Deutsche) struggled, as real estate markets sold off after a good year in 2006.

Our 20% allocation to fixed income hurt performance, specifically, our allocation to high yield. Partially offsetting this allocation were the strong returns from Real Return Bond (PIMCO) and Global Bond (PIMCO), which benefited from the flight to quality that occurred during the year, and exposure to non-U.S. currencies, respectively. Over the course of the year, in addition to the move into emerging market equities, we made a small shift from small caps to mid caps. Additionally, toward the end of year, we began a reallocation from small- and mid-cap holdings into large caps.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Natural Resources	▲	Robust commodity prices
(Wellington)

Emerging Markets	▲	Dynamic growth in developing nations
Value (DFA)

Real estate funds	▼	Global real estate market selloff

Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	12,533	12,535	11,460	11,503	11,525	12,673	12,741	12,821	12,853	11,805

With maximum sales charge	12,233	12,535	11,460	11,503	11,525	12,673	12,741	12,821	12,853	11,805

Index [2,3]	12,411	12,411	11,180	11,180	11,180	12,411	12,411	12,411	12,226	11,771

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending December 31, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	20.93%	22.33%	25.35%	14.60%	15.03%	15.25%	26.73%	27.41%	28.21%	28.53%	18.05%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 5-1-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.22%, Class R — 1.82%, Class R1 — 1.56%, Class R2 — 1.32%, Class R3 — 1.58%, Class R4 — 1.40%, Class R5 — 1.07% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.27%, Class R — 13.28%, Class R1 — 13.82%, Class R2 — 13.61%, Class R3 —2.22%, Class R4 — 1.67%, Class R5 — 2.27% . The net expenses equal the gross expenses and are as follows: Class A — 1.45%, Class C — 2.16%, Class 1 — 0.98%, Class 5 — 0.93% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 80% of the Standard & Poor’s 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

Annual report | Lifestyle Portfolios

John Hancock

Lifestyle Balanced Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 60% of its assets in affiliated underlying funds that invest primarily in equity securities and approximately 40% of its assets in affiliated underlying funds that invest primarily in fixed-income securities.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	37%

Foreign Small Cap	5%

Foreign Mid Cap	4%

Real Estate	4%

Natural Resources	3%

Emerging Markets	2%

U.S. Mid Cap	2%

Foreign Large Cap	2%

U.S. Small Cap	2%

Fixed Income	% of Total

High Yield Bond	13%

Intermediate-term bond	9%

Multi-sector bond	9%

Treasury Inflation
Protected Securities	5%

Global bond	3%

As a percentage of net assets on December 31, 2007.

Note to shareholders

In September 2007, shareholders of John Hancock Allocation Core Portfolio approved the merger of their portfolio into John Hancock Lifestyle Balanced Portfolio.

Performance review

For the 12 months ended December 31, 2007, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned 5.90%, 5.02%, 5.10%, 5.31%, 5.58%, 5.77%, 5.65%, 5.91%, 6.18%, 6.30% and 6.35%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 60% S&P 500 Index and 40% Lehman Brothers U.S. Aggregate Index — returned 6.22% during the same period.

Competitive returns

The Portfolio benefited significantly from the strong performance of international funds, including a new 2% allocation to Emerging Markets Value (DFA). A 3% stake in Natural Resources (Wellington) also aided the Portfolio. The fund finished the year with solid gains due to strength in the prices of crude oil, industrial metals and other commodities. An allocation to Blue Chip Growth (T. Rowe Price) also helped performance. This large-cap growth fund benefited from a combination of excellent stock picks in the energy sector and an overweighting in technology, one of the stronger sectors in 2007. In the fixed-income area, Real Return Bond (PIMCO) and Global Bond (PIMCO) delivered strong returns. Real Return Bond benefited from the flight to quality that occurred during the year while Global Bond benefited from its exposure to non-U.S. currencies.

Conversely, the Portfolio’s 4% exposure to real estate weighed heavily on overall performance. At approximately 3% of assets, Global Real Estate (Deutsche) declined 10%, while Real Estate Equity (T. Rowe Price), investing exclusively in U.S. REITs, fared even worse. Our dedicated exposure to high yield (a 13% allocation) also weighed on results. Among our equity funds, Core Equity (Legg Mason) suffered from its relatively high exposure to stocks linked to housing and from an underweight to the energy sector.

Over the course of the year, in addition to the move into emerging-market equities, we made a small shift from small caps to mid caps. Additionally, toward the end of year, we began a reallocation from small- and mid-cap holdings into large caps. We feel large caps have greater potential to outperform during periods of slower economic growth.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Real estate funds	▼	Global real estate market selloff

Natural Resources	▲	Robust commodity prices
(Wellington)

Real Return Bond	▲	Flight to quality
(PIMCO)

Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	12,184	12,211	11,246	11,281	11,307	12,340	12,406	12,475	12,499	11,679

With maximum sales charge	11,884	12,211	11,246	11,281	11,307	12,340	12,406	12,475	12,499	11,679

Index[2,3]	12,141	12,141	11,100	11,100	11,100	12,141	12,141	12,141	11,981	11,647

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending December 31, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	17.73%	18.84%	22.11%	12.46%	12.81%	13.07%	23.40%	24.06%	24.75%	24.99%	16.79%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 5-1-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class B — 2.20%, Class R — 1.81%, Class R1 — 1.56%, Class R2 — 1.31%, Class R3 — 1.58%, Class R4 — 1.38%, Class R5 — 1.06% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class B — 2.27%, Class R — 9.27%, Class R1 — 13.92%, Class R2 — 13.56%, Class R3 — 2.10%, Class R4 — 1.56%, Class R5 — 2.55% . The net expenses equal the gross expenses and are as follows: Class A — 1.41%, Class C — 2.11%, Class 1 — 0.97%, Class 5 — 0.92% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 60% of the Standard & Poor’s 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

Annual report | Lifestyle Portfolios

John Hancock

Lifestyle Moderate Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 60% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in affiliated underlying funds that invest primarily in equity securities.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	22%

Foreign Mid Cap	5%

Real Estate	3%

Foreign Small Cap	3%

Foreign Large Cap	3%

U.S. Small Cap	3%

U.S. Mid Cap	1%

Fixed Income	% of Total

Intermediate-term bond	22%

Multi-sector bond	14%

High Yield Bond	12%

Global bond	6%

Treasury Inflation
Protected Securities	4%

Long-term Bond	2%

As a percentage of net assets on December 31, 2007.

Performance review

For the 12 months ended December 31, 2007, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares returned 4.78%, 3.97%, 4.05%, 4.28%, 4.63%, 4.89%, 4.61%, 4.87%, 5.15%, 5.25% and 5.39%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 40% S&P 500 Index and 60% Lehman Brothers U.S. Aggregate Index — returned 6.52% during the same period.

Performance explained

The Portfolio’s largest holding at roughly 12% of assets, Total Return (PIMCO), was a solid contributor to the Portfolio. This fund benefited from its concentration in investment-grade bonds against the backdrop of the subprime meltdown. Another PIMCO-managed fund, Global Bond, also contributed positively to the Portfolio as its return was boosted by the weak dollar. Our 4% position in Real Return Bond (PIMCO) helped as well. This fund invests in Treasury Inflation Protected Securities (TIPS), which benefited from the flight to the safety of U.S. government issues.

Blue Chip Growth (T. Rowe Price) was a solid equity performer. This large-cap growth fund benefited from a combination of excellent stock picks in the energy equipment and services segment. An overweighting in technology, one of the stronger sectors in 2007, also helped performance.

The Portfolio’s performance was weighed down by its real estate exposure. At approximately 2% of assets, Global Real Estate (Deutsche) declined 10%, while Real Estate Equity (T. Rowe Price), investing exclusively in U.S. real estate investment trusts (REITs), fared even worse. Both managers also trailed their respective benchmarks. Our 12% allocation to high yield also detracted from results, with all three managers trailing the Lehman Brothers U.S. Aggregate Index. Among our equity funds, a negative contributor for the year was Core Equity (Legg Mason), which suffered due to its relatively high exposure to stocks linked to housing and from an underweight to the energy sector.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Real estate funds	▼	Global real estate market selloff

Total Return	▲	Investment-grade bonds outperformed
(PIMCO)

Global Bond	▲	Weak U.S. dollar relative to world’s major currencies
(PIMCO)

Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Without sales charge	11,672	11,689	10,989	11,032	11,064	11,839	11,887	11,963	11,979	11,417

With maximum sales charge	11,372	11,689	10,989	11,032	11,064	11,839	11,887	11,963	11,979	11,417

Index[2,3]	11,867	11,867	11,015	11,015	11,015	11,867	11,867	11,867	11,732	11,516

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending December 31, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]	Class 5[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05	7-3-06

Since inception	12.77%	13.72%	16.89%	9.89%	10.32%	10.64%	18.39%	18.87%	19.63%	19.79%	14.17%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 5-1-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.39%, Class B — 2.18%, Class C — 2.11%, Class R — 1.78%, Class R1 — 1.53%, Class R2 — 1.28%, Class R3 — 1.61%, Class R4 — 1.35%, Class R5 — 1.03% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.40%, Class B — 2.49%, Class C — 2.15%, Class R — 14.23%, Class R1 — 13.97%, Class R2 — 13.70%, Class R3 —3.96%, Class R4 — 2.36%, Class R5 — 3.66% . The net expenses equal the gross expenses and are as follows: Class 1 — 0.94%, Class 5 — 0.89% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 40% of the Standard & Poor’s 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Annual report | Lifestyle Portfolios

John Hancock

Lifestyle Conservative Portfolio

Goal and strategy

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 80% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in affiliated underlying funds that invest primarily in equity securities.

Target Asset Allocation

Equity	% of Total

U.S. Large Cap	11%

Real Estate	4%

Foreign Small Cap	3%

Foreign Mid Cap	2%

Fixed Income	% of Total

Intermediate-term bond	28%

Multi-sector bond	16%

Short-term bond	11%

High yield bond	8%

Global bond	8%

Long-term bond	5%

Treasury Inflation
Protected Securities	4%

As a percentage of net assets on December 31, 2007.

Performance review

For the 12 months ended December 31, 2007, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned 4.89%, 4.11%, 4.22%, 4.49%, 4.83%, 4.93%, 4.81%, 4.97%, 5.27% and 5.38%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index — a blended index combining 20% S&P 500 Index and 80% Lehman Brothers U.S. Aggregate Index — returned 6.77% during the same period.

Performance explained

The Portfolio’s largest holding at roughly 16% of assets, Total Return (PIMCO), was a solid contributor to performance. This fund benefited from its concentration in investment-grade bonds against the backdrop of the subprime meltdown. Another PIMCO-managed fund, Global Bond, also contributed positively to the Portfolio as its return was boosted by the weak dollar. Our 4% position in Real Return Bond (PIMCO) helped as well. This fund benefited from the flight to the safety of U.S. government issues. In the equity sector, one significant contributor was Value and Restructuring (Excelsior), a large-cap value fund that benefited from an overweight in the energy and materials sectors.

The Portfolio’s performance was weighed down by its real estate exposure. At approximately 3% of assets, Global Real Estate (Deutsche) declined 10%, while Real Estate Equity (T. Rowe Price), investing exclusively in U.S. real estate investment trusts (REITs), fared even worse. Our 8% allocation to high yield also detracted from results, with all three managers trailing the Lehman Brothers U.S Aggregate Index.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Real estate funds	▼	Global real estate market selloff

Total Return	▲	Investment-grade bonds outperformed
(PIMCO)

Global Bond	▲	Weak U.S. dollar relative to world’s major currencies
(PIMCO)

Lifestyle Portfolios | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Period beginning	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Without sales charge	11,341	11,345	10,846	10,887	10,911	11,498	11,541	11,619	11,635

With maximum sales charge	11,041	11,345	10,846	10,887	10,911	11,498	11,541	11,619	11,635

Index[2,3]	11,593	11,593	10,924	10,924	10,924	11,593	11,593	11,593	11,481

Performance chart

Cumulative total returns with maximum sales charge (POP) for the period ending December 31, 2007

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]

Inception	10-18-05	10-18-05	10-18-05	9-18-06	9-18-06	9-18-06	10-18-05	10-18-05	10-18-05	10-15-05

Since inception	9.49%	10.41%	13.45%	8.46%	8.87%	9.11%	14.98%	15.41%	16.19%	16.35%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 5-1-08. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.35%, Class B — 2.12%, Class C — 2.08%, Class R — 1.74%, Class R1 — 1.49%, Class R2 — 1.24%, Class R3 — 1.56%, Class R4 — 1.30%, Class R5 — 0.99% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.43%, Class B — 2.67%, Class C — 2.20%, Class R — 14.28%, Class R1 — 14.03%, Class R2 — 13.77%, Class R3 — 7.02%, Class R4 — 3.66%, Class R5 — 7.16% . The net expenses equal the gross expenses and are as follows: Class 1 — 0.90% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 Index as of closest month end to inception date.

3 The blended index is comprised of 20% of the Standard & Poor’s 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

Annual report | Lifestyle Portfolios

Your expenses

As a shareholder of John Hancock Funds II Lifestyle Portfolios, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2007, through December 31, 2007).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Lifestyle Portfolios | Annual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-07	12-31-07	7-1-07–12-31-07	Expense Ratio[2,3]
Lifestyle Aggressive

Class A	Actual	$1,000.00	$987.40	$2.91	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.28	2.96	0.58%

Class B	Actual	1,000.00	983.47	6.75	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.87	1.35%

Class C	Actual	1,000.00	983.27	6.55	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.60	6.67	1.31%

Class R	Actual	1,000.00	984.28	5.60	1.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.56	5.70	1.12%

Class R1	Actual	1,000.00	986.31	3.60	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.58	3.67	0.72%

Class R2	Actual	1,000.00	988.15	2.71	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.48	2.75	0.54%

Class R3	Actual	1,000.00	986.07	4.21	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.97	4.28	0.84%

Class R4	Actual	1,000.00	987.31	2.81	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.38	2.85	0.56%

Class R5	Actual	1,000.00	988.75	1.20	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	1.22	0.24%

Class 1	Actual	1,000.00	989.69	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.65	0.56	0.11%

Lifestyle Growth

Class A	Actual	$1,000.00	$997.73	$2.67	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.53	2.70	0.53%

Class B	Actual	1,000.00	993.91	6.33	1.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.85	6.41	1.26%

Class C	Actual	1,000.00	993.71	6.23	1.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.95	6.31	1.24%

Class R	Actual	1,000.00	994.76	5.63	1.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.56	5.70	1.12%

Class R1	Actual	1,000.00	996.66	3.72	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.48	3.77	0.74%

Class R2	Actual	1,000.00	996.72	3.22	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.98	3.26	0.64%

Class R3	Actual	1,000.00	996.47	4.23	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.97	4.28	0.84%

Class R4	Actual	1,000.00	997.65	2.82	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.38	2.85	0.56%

Class R5	Actual	1,000.00	999.10	1.11	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.12	0.22%

Class 1	Actual	1,000.00	1,000.06	0.55	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.65	0.56	0.11%

Class 5	Actual	1,000.00	999.89	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

Annual report | Lifestyle Portfolios

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-07	12-31-07	7-1-07–12-31-07	Expense Ratio[2,3]
Lifestyle Balanced

Class A	Actual	$1,000.00	$1,004.55	$2.48	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.74	2.50	0.49%

Class B	Actual	1,000.00	1,000.67	6.40	1.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.46	1.27%

Class C	Actual	1,000.00	1,000.72	6.10	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.11	6.16	1.21%

Class R	Actual	1,000.00	1,001.85	5.75	1.14%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.46	5.80	1.14%

Class R1	Actual	1,000.00	1,003.11	4.09	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.12	4.13	0.81%

Class R2	Actual	1,000.00	1,003.61	3.08	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.13	3.11	0.61%

Class R3	Actual	1,000.00	1,003.71	3.94	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.27	3.97	0.78%

Class R4	Actual	1,000.00	1,004.81	2.68	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.53	2.70	0.53%

Class R5	Actual	1,000.00	1,006.13	1.06	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.15	1.07	0.21%

Class 1	Actual	1,000.00	1,006.16	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.65	0.56	0.11%

Class 5	Actual	1,000.00	1,007.18	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

Lifestyle Moderate

Class A	Actual	$1,000.00	$1,013.00	$2.64	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.58	2.65	0.52%

Class B	Actual	1,000.00	1,008.37	6.83	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.40	6.87	1.35%

Class C	Actual	1,000.00	1,008.46	6.23	1.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	6.26	1.23%

Class R	Actual	1,000.00	1,009.69	5.57	1.10%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.66	5.60	1.10%

Class R1	Actual	1,000.00	1,011.74	3.65	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.58	3.67	0.72%

Class R2	Actual	1,000.00	1,012.86	2.33	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.89	2.35	0.46%

Class R3	Actual	1,000.00	1,011.50	4.46	0.88%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.77	4.48	0.88%

Class R4	Actual	1,000.00	1,012.64	2.94	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.28	2.96	0.58%

Class R5	Actual	1,000.00	1,014.70	1.07	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.15	1.07	0.21%

Class 1	Actual	1,000.00	1,014.68	0.56	0.11%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.65	0.56	0.11%

Class 5	Actual	1,000.00	1,015.81	0.30	0.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.90	0.31	0.06%

Lifestyle Portfolios | Annual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		7-1-07	12-31-07	7-1-07–12-31-07	Expense Ratio[2,3]
Lifestyle Conservative

Class A	Actual	$1,000.00	$1,030.05	$2.76	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.48	2.75	0.54%

Class B	Actual	1,000.00	1,025.77	6.79	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.50	6.77	1.33%

Class C	Actual	1,000.00	1,026.86	6.54	1.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.75	6.51	1.28%

Class R	Actual	1,000.00	1,027.72	5.42	1.06%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.86	5.40	1.06%

Class R1	Actual	1,000.00	1,029.66	3.63	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.63	3.62	0.71%

Class R2	Actual	1,000.00	1,030.01	2.97	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.28	2.96	0.58%

Class R3	Actual	1,000.00	1,029.47	4.35	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.92	4.33	0.85%

Class R4	Actual	1,000.00	1,030.35	2.71	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.53	2.70	0.53%

Class R5	Actual	1,000.00	1,031.89	1.13	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	1.12	0.22%

Class 1	Actual	1,000.00	1,032.67	0.61	0.12%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.61	0.12%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) and divided by 365 (to reflect the one-half year period).

2 Lifestyle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by Portfolios from the underlying funds.

3 Ratios do not include expenses indirectly incurred from underlying portfolios whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying portfolios held by the portfolio.

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Investment companies

Underlying Funds’ Subadviser

AIM Capital Management, Inc.	(AIM)

American Century Management, Inc.	(American Century)
BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Davis Advisors	(Davis)

Declaration Management /	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Franklin®Templeton®	(Templeton)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Independence Investments LLC	(Independence)

Jennison Associates LLC	(Jennison)

Legg Mason Funds Management, Inc	(Legg Mason)

Lord Abbett	(Lord Abbett)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

Munder Capital Management	(Munder)

Pacific Investment Management Company	(PIMCO)

RiverSource Investments, LLC	(RiverSource)

SSgA Funds Management, Inc.	(SSgA)

Sustainable Growth Advisers, L.P.	(Sustainable Growth)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

UBS Global Asset
Management (Americas) Inc.	(UBS)

UST Advisers, Inc.	(UST)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifestyle Aggressive Portfolio

Securities owned by the Portfolio on 12-31-07

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.99%

John Hancock Funds 2.00%

Small Cap Intrinsic Value (MFC Global U.S.) (f)	4,942,009	$73,388,841

John Hancock Funds II 89.96%

All Cap Core (Deutsche) (f)	4,647,003	47,817,662

All Cap Value (Lord Abbett) (f)	6,201,765	73,490,915

Blue Chip Growth (T. Rowe Price) (f)	10,556,975	227,819,518

Capital Appreciation (Jennison) (f)	16,296,370	185,941,584

Core Equity (Legg Mason) (f)	9,969,608	146,952,029

Emerging Growth (MFC Global U.S.) (f)	4,580,476	73,150,204

Emerging Markets Value (DFA) (f)	9,283,334	108,893,511

Equity-Income (T. Rowe Price) (f)	4,030,687	73,116,653

Fundamental Value (Davis) (f)	8,482,063	147,503,070

International Equity Index (SSgA) (f)	6,559,872	147,662,712

International Opportunities (Marsico) (f)	7,791,225	147,409,969

International Small Cap (Templeton) (f)	4,821,699	92,576,625

International Small Company (DFA) (f)	9,074,822	92,563,180

International Value (Templeton) (f)	13,571,373	258,263,222

Large Cap (UBS) (f)	4,789,888	72,997,887

Large Cap Value (BlackRock) (f)	1,469,985	36,984,823

Mid Cap Index (MFC Global U.S.A.) (f)	4,576,932	87,877,097

Mid Cap Intersection (Wellington) (f)	15,785,758	146,965,407

Mid Cap Stock (Wellington) (f)	3,835,628	74,027,612

Mid Cap Value (Lord Abbett) (f)	3,840,733	73,127,552

Mid Cap Value Equity (RiverSource) (f)	3,277,623	36,643,820

Natural Resources (Wellington) (f)	3,679,650	141,997,702

Quantitative Value (MFC Global U.S.A.) (f)	7,344,829	109,952,092

Small Cap (Independence) (f)	5,450,867	72,878,086

Small Cap Index (MFC Global U.S.A.) (f)	3,857,786	51,308,552

Small Company (American Century) (f)	4,286,999	63,276,108

Small Company Value (T. Rowe Price) (f)	4,632,848	109,844,827

U.S. Global Leaders Growth
(Sustainable Growth) (f)	2,449,530	33,999,476

U.S. Multi Sector (GMO) (f)	23,994,380	257,939,582

Value & Restructuring (UST) (f)	2,840,935	37,045,795

Vista (American Century) (f)	4,961,760	74,029,459

		3,304,056,731
John Hancock Funds III 8.03%

International Core (GMO) (f)	6,861,655	295,119,767

Total investment companies
(Cost $3,404,593,047)		$3,672,565,339

Total investments
(Cost $3,404,593,047) 99.99%		$3,672,565,339

Other assets in excess of liabilities 0.01%		302,675

Total net assets 100.00%		$3,672,868,014

Percentages are stated as a percent of net assets.

(f) The underlying fund’s subadviser.

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Lifestyle Growth Portfolio

Securities owned by the Portfolio on 12-31-07

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.99%

John Hancock Funds 0.99%

Small Cap Intrinsic Value (MFC Global U.S.) (f)	6,874,164	$102,081,329

John Hancock Funds II 92.99%

All Cap Core (Deutsche) (f)	38,161,537	392,682,218

All Cap Growth (AIM) (f)	5,662,950	104,991,101

Blue Chip Growth (T. Rowe Price) (f)	22,424,649	483,923,926

Capital Appreciation (Jennison) (f)	36,973,561	421,868,328

Core Equity (Legg Mason) (f)	21,203,704	312,542,593

Emerging Markets Value (DFA) (f)	17,531,672	205,646,513

Equity-Income (T. Rowe Price) (f)	17,246,089	312,844,055

Floating Rate Income (WAMCO) (f)	1,734,000	17,340,000

Fundamental Value (Davis) (f)	24,077,822	418,713,317

Global Bond (PIMCO) (f)	13,911,650	208,674,753

Global Real Estate (Deutsche) (f)	10,472,060	102,835,626

High Income (MFC Global U.S.) (f)	10,895,731	102,528,827

High Yield (WAMCO) (f)	53,261,680	506,518,579

Index 500 (MFC Global USA) (f)	9,722,589	104,226,158

International Equity Index (SSgA) (f)	9,155,375	206,087,490

International Opportunities (Marsico) (f)	21,986,513	415,984,822

International Small Cap (Templeton) (f)	8,121,347	155,929,860

International Small Company (DFA) (f)	15,212,848	155,171,052

International Value (Templeton) (f)	21,833,764	415,496,528

Large Cap (UBS) (f)	6,725,562	102,497,566

Large Cap Value (BlackRock) (f)	4,187,432	105,355,781

Mid Cap Index (MFC Global U.S.A.) (f)	8,029,535	154,167,080

Mid Cap Intersection (Wellington) (f)	22,116,454	205,904,189

Mid Cap Stock (Wellington) (f)	10,797,452	208,390,815

Mid Cap Value (Lord Abbett) (f)	5,424,884	103,289,797

Mid Cap Value Equity (RiverSource) (f)	9,273,710	103,680,078

Natural Resources (Wellington) (f)	7,815,291	301,592,093

Quantitative Value (MFC Global U.S.A.) (f)	27,868,977	417,198,581

Real Estate Equity (T. Rowe Price) (f)	8,360,094	70,224,790

Real Return Bond (PIMCO) (f)	22,907,641	312,460,218

Small Cap (Independence) (f)	7,608,636	101,727,464

Small Cap Opportunities (Munder) (f)	8,150,023	177,344,503

Small Company Growth (AIM) (f)	7,925,307	102,157,213

Small Company Value (T. Rowe Price) (f)	4,298,591	101,919,596

Spectrum Income (T. Rowe Price) (f)	20,012,316	208,328,212

Strategic Bond (WAMCO) (f)	9,045,056	102,842,287

Strategic Income (MFC Global U.S.) (f)	10,169,431	104,236,666

Total Return (PIMCO) (f)	29,747,453	416,166,864

U.S. Global Leaders Growth
(Sustainable Growth) (f)	10,709,400	148,646,466

U.S. High Yield Bond (Wells Capital) (f)	8,224,694	103,713,388

U.S. Multi Sector (GMO) (f)	68,084,023	731,903,249

Value & Restructuring (UST) (f)	8,083,134	105,404,070

Vista (American Century) (f)	7,027,732	104,853,765

		9,638,010,477
John Hancock Funds III 6.01%

International Core (GMO) (f)	14,489,994	623,214,653

Total investment companies
(Cost $9,745,136,447)		$10,363,306,459

Total Investments 99.99%
(Cost $9,745,136,447)		$10,363,306,459

Other assets in excess of liabilities 0.01%		1,136,870

Total net assets 100.00%		$10,364,443,329

Percentages are stated as a percent of net assets.

(f) The underlying fund’s subadviser.

Lifestyle Balanced Portfolio

Securities owned by the Portfolio on 12-31-07

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.99%

John Hancock Funds II 95.98%

Active Bond (MFC Global U.S./Declaration) (f)	20,236,402	$192,650,544

All Cap Core (Deutsche) (f)	18,910,811	194,592,244

Blue Chip Growth (T. Rowe Price) (f)	40,573,018	875,565,735

Core Bond (Wells Capital) (f)	15,280,380	192,991,205

Core Equity (Legg Mason) (f)	19,638,992	289,478,745

Emerging Markets Value (DFA) (f)	16,228,956	190,365,656

Equity-Income (T. Rowe Price) (f)	16,058,780	291,306,263

Floating Rate Income (WAMCO) (f)	1,600,000	16,000,000

Fundamental Value (Davis) (f)	16,755,608	291,380,025

Global Bond (PIMCO) (f)	19,270,641	289,059,618

Global Real Estate (Deutsche) (f)	29,408,451	288,790,985

High Income (MFC Global U.S.) (f)	20,303,178	191,052,902

High Yield (WAMCO) (f)	90,980,889	865,228,257

Index 500 (MFC Global USA) (f)	8,724,405	93,525,623

International Opportunities (Marsico) (f)	10,105,813	191,201,977

International Small Cap (Templeton) (f)	7,519,527	144,374,918

International Value (Templeton) (f)	17,712,241	337,063,949

Large Cap (UBS) (f)	12,591,369	191,892,460

Large Cap Value (BlackRock) (f)	11,585,552	291,492,495

Mid Cap Index (MFC Global U.S.A.) (f)	4,958,885	95,210,584

Mid Cap Stock (Wellington) (f)	5,024,463	96,972,135

Natural Resources (Wellington) (f)	7,481,275	288,702,383

Quantitative Value (MFC Global U.S.A.) (f)	12,820,466	191,922,378

Real Estate Equity (T. Rowe Price) (f)	12,796,159	107,487,737

Real Return Bond (PIMCO) (f)	34,761,923	474,152,634

Small Company Growth (AIM) (f)	7,314,366	94,282,183

Small Company Value (T. Rowe Price) (f)	3,967,203	94,062,373

Spectrum Income (T. Rowe Price) (f)	46,212,781	481,075,052

Strategic Bond (WAMCO) (f)	16,844,776	191,525,101

Strategic Income (MFC Global U.S.) (f)	18,773,387	192,427,220

Total Return (PIMCO) (f)	34,392,492	481,150,968

U.S. Global Leaders Growth
(Sustainable Growth) (f)	10,608,400	147,244,596

U.S. High Yield Bond (Wells Capital) (f)	15,185,176	191,485,065

U.S. Multi Sector (GMO) (f)	45,105,839	484,887,772

Value & Restructuring (UST) (f)	14,942,914	194,855,595

		9,225,457,377
John Hancock Funds III 4.01%

International Core (GMO) (f)	8,954,741	385,143,390

Total investment companies
(Cost $9,162,380,630)		$9,610,600,767

Total investments
(Cost $9,162,380,630) 99.99%		$9,610,600,767

Other assets in excess of liabilities	0.01%	828,116

Total net assets 100.00%		$9,611,428,883

Percentages are stated as a percent of net assets.

 (f) The underlying fund’s subadviser.

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Lifestyle Moderate Portfolio

Securities owned by the Portfolio on 12-31-07

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.97%

John Hancock Funds II 94.98%

Active Bond (MFC Global U.S./Declaration) (f)	21,116,017	$ 201,024,484

Blue Chip Growth (T. Rowe Price) (f)	6,066,500	130,915,080

Core Bond (Wells Capital) (f)	3,987,178	50,358,058

Core Equity (Legg Mason) (f)	7,088,208	104,480,182

Equity-Income (T. Rowe Price) (f)	2,871,815	52,094,730

Floating Rate Income (WAMCO) (f)	1,245,000	12,450,000

Fundamental Value (Davis) (f)	6,024,652	104,768,702

Global Bond (PIMCO) (f)	10,054,173	150,812,596

Global Real Estate (Deutsche) (f)	5,127,695	50,353,966

High Income (MFC Global U.S.) (f)	8,019,959	75,467,817

High Yield (WAMCO) (f)	15,466,156	147,083,147

International Equity Index (SSgA) (f)	2,224,578	50,075,251

International Opportunities (Marsico) (f)	1,307,961	24,746,613

International Value (Templeton) (f)	3,963,239	75,420,446

Investment Quality Bond (Wellington) (f)	4,260,398	50,357,905

Mid Cap Index (MFC Global U.S.A.) (f)	1,298,664	24,934,342

Real Estate Equity (T. Rowe Price) (f)	3,359,278	28,217,933

Real Return Bond (PIMCO) (f)	7,184,588	97,997,779

Small Company (American Century) (f)	1,681,036	24,812,097

Small Company Growth (AIM) (f)	1,916,802	24,707,574

Small Company Value (T. Rowe Price) (f)	1,042,946	24,728,245

Spectrum Income (T. Rowe Price) (f)	19,310,466	201,021,954

Strategic Bond (WAMCO) (f)	6,637,478	75,468,123

Strategic Income (MFC Global U.S.) (f)	7,362,785	75,468,550

Total Return (PIMCO) (f)	21,511,729	300,949,094

U.S. High Yield Bond (Wells Capital) (f)	5,984,829	75,468,693

U.S. Multi Sector (GMO) (f)	9,745,009	104,758,849

Value & Restructuring (UST) (f)	4,022,680	52,455,745

		2,391,397,955
John Hancock Funds III 4.99%

International Core (GMO) (f)	2,922,458	125,694,903

Total investment companies
(Cost $2,428,313,932)		$2,517,092,858

Total investments
(Cost $2,428,313,932) 99.97%		$2,517,092,858

Other assets in excess of liabilities 0.03%		738,952

Total net assets 100.00%		$2,517,831,810

Percentages are stated as a percent of net assets.

(f) The underlying fund’s subadviser.

Lifestyle Conservative Portfolio

Securities owned by the Portfolio on 12-31-07

	Shares or
	Principal
Issuer	Amount	Value

Investment companies 99.98%

John Hancock Funds II 97.98%

Active Bond (MFC Global U.S./Declaration) (f)	15,805,583	$ 150,469,149

Blue Chip Growth (T. Rowe Price) (f)	1,517,487	32,747,366

Core Bond (Wells Capital) (f)	2,383,617	30,105,084

Equity-Income (T. Rowe Price) (f)	1,808,734	32,810,431

Floating Rate Income (WAMCO) (f)	733,000	7,330,000

Fundamental Value (Davis) (f)	1,888,585	32,842,501

Global Bond (PIMCO) (f)	8,025,991	120,389,863

Global Real Estate (Deutsche) (f)	4,597,805	45,150,450

High Income (MFC Global U.S.) (f)	3,199,214	30,104,605

High Yield (WAMCO) (f)	6,329,724	60,195,678

International Value (Templeton) (f)	2,372,571	45,150,024

Investment Quality Bond (Wellington) (f)	6,365,634	75,241,797

Real Estate Equity (T. Rowe Price) (f)	1,952,543	16,401,361

Real Return Bond (PIMCO) (f)	4,268,780	58,226,153

Spectrum Income (T. Rowe Price) (f)	11,563,676	120,377,870

Strategic Bond (WAMCO) (f)	5,294,256	60,195,695

Strategic Income (MFC Global U.S.) (f)	5,872,770	60,195,891

Total Return (PIMCO) (f)	17,208,364	240,745,013

U.S. Government Securities (WAMCO) (f)	12,116,864	161,638,968

U.S. High Yield Bond (Wells Capital) (f)	2,387,367	30,104,697

U.S. Multi Sector (GMO) (f)	3,040,960	32,690,322

Value & Restructuring (UST) (f)	2,518,600	32,842,545

		1,475,955,463
John Hancock Funds III 2.00%

International Core (GMO) (f)	700,057	30,109,438

Total investment companies
(Cost $1,475,748,473)		$1,506,064,901

Total investments

(Cost $1,475,748,473) 99.98%		$1,506,064,901

Other assets in excess of liabilities 0.02%		282,799

Total net assets 100.00%		$1,506,347,700

Percentages are stated as a percent of net assets.

(f) The underlying fund’s subadviser.

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statements of assets and liabilities 12-31-07

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Assets

Investments in affiliated funds, at value (Note 8)	$3,672,565,339	$10,363,306,459	$9,610,600,767
Total investments, at value	3,672,565,339	10,363,306,459	9,610,600,767
Receivable for investments sold	14,197,744	59,183,706	62,190,099
Receivable for fund shares sold	1,673,703	3,532,017	4,634,198
Receivable due from adviser	14,214	71,553	84,119
Total assets	3,688,451,000	10,426,093,735	9,677,509,183

Liabilities

Payable for investments purchased	225,972	18,521,731	18,014,088
Payable for fund shares repurchased	15,122,319	42,541,318	47,553,039
Payable to affiliates: Fund administration fees	37,711	108,691	101,179
Payable to affiliates: Transfer agent fees	112,941	271,099	191,507
Other payables and accrued expenses	84,043	207,567	220,487
Total liabilities	15,582,986	61,650,406	66,080,300

Net assets

Capital paid-in	$3,253,216,619	$9,462,668,599	$8,962,672,723
Undistributed net investment income (loss)	—	—	(200)
Accumulated undistributed net realized gain (loss) on investments	151,679,103	283,604,718	200,536,223
Net unrealized appreciation (depreciation) on investments	267,972,292	618,170,012	448,220,137
Net assets	$3,672,868,014	$10,364,443,329	$9,611,428,883
Investments in affiliated funds, at cost	$3,404,593,047	$9,745,136,447	$9,162,380,630

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$115,851,409	$332,112,965	$283,848,631
Shares outstanding	7,609,681	22,070,633	19,523,615
Net asset value and redemption price per share	$15.22	$15.05	$14.54
Class B:[1] Net assets	$24,419,420	$78,218,883	$59,637,744
Shares outstanding	1,603,321	5,193,790	4,103,343
Net asset value, offering price and redemption price per share	$15.23	$15.06	$14.53
Class C:[1] Net assets	$95,223,015	$293,923,253	$267,865,713
Shares outstanding	6,251,068	19,525,760	18,408,043
Net asset value, offering price and redemption price per share	$15.23	$15.05	$14.55
Class R: Net assets	$1,398,977	$729,939	$761,508
Shares outstanding	91,532	48,278	52,383
Net asset value, offering price and redemption price per share	$15.28	$15.12	$14.54
Class R1: Net assets	$1,119,540	$1,964,633	$583,377
Shares outstanding	73,306	130,107	40,141
Net asset value, offering price and redemption price per share	$15.27	$15.10	$14.53
Class R2: Net assets	$2,689,455	$994,001	$1,092,466
Shares outstanding	176,474	66,011	75,308
Net asset value, offering price and redemption price per share	$15.24	$15.06	$14.51
Class R3: Net assets	$7,185,725	$13,720,920	$23,294,296
Shares outstanding	472,222	912,783	1,604,656
Net asset value, offering price and redemption price per share	$15.22	$15.03	$14.52
Class R4: Net assets	$5,029,045	$14,988,191	$17,741,789
Shares outstanding	330,683	997,014	1,222,026
Net asset value, offering price and redemption price per share	$15.21	$15.03	$14.52
Class R5: Net assets	$3,488,893	$7,860,486	$9,825,502
Shares outstanding	229,313	522,547	676,522
Net asset value, offering price and redemption price per share	$15.21	$15.04	$14.52
Class 1: Net assets	$3,416,462,535	$9,573,685,556	$8,927,868,379
Shares outstanding	225,034,995	638,451,752	616,812,234
Net asset value, offering price and redemption price per share	$15.18	$15.00	$14.47
Class 5: Net assets	—	$46,244,502	$18,909,478
Shares outstanding	—	3,086,414	1,305,983
Net asset value, offering price and redemption price per share	—	$14.98	$14.48

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.02	$15.84	$15.31

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of assets and liabilities 12-31-07

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Assets

Investments in affiliated funds, at value (Note 8)	$2,517,092,858	$1,506,064,901
Total investments, at value	2,517,092,858	1,506,064,901
Receivable for investments sold	21,338,356	14,711,833
Receivable for fund shares sold	1,808,334	1,226,783
Receivable due from adviser	15,897	14,643
Total assets	2,540,255,445	1,522,018,160

Liabilities

Payable for investments purchased	13,168,813	7,935,872
Payable for fund shares repurchased	9,098,704	7,624,764
Payable to affiliates: Fund administration fees	26,419	15,175
Payable to affiliates: Transfer agent fees	47,743	25,801
Other payables and accrued expenses	81,956	68,848
Total liabilities	22,423,635	15,670,460

Net assets

Capital paid-in	$2,402,256,282	$1,468,685,548
Undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss) on investments	26,796,602	7,345,724
Net unrealized appreciation (depreciation) on investments	88,778,926	30,316,428
Net assets	$2,517,831,810	$1,506,347,700
Investments in affiliated funds, at cost	$2,428,313,932	$1,475,748,473

Net asset value per share

The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$76,271,319	$43,738,221
Shares outstanding	5,619,955	3,283,697
Net asset value and redemption price per share	$13.57	$13.32
Class B:[1] Net assets	$15,313,337	$9,850,670
Shares outstanding	1,129,148	739,365
Net asset value, offering price and redemption price per share	$13.56	$13.32
Class C:[1] Net assets	$68,792,799	$43,566,598
Shares outstanding	5,067,858	3,271,842
Net asset value, offering price and redemption price per share	$13.57	$13.32
Class R: Net assets	$507,177	$221,643
Shares outstanding	37,353	16,618
Net asset value, offering price and redemption price per share	$13.58	$13.34
Class R1: Net assets	$790,515	$209,761
Shares outstanding	58,231	15,730
Net asset value, offering price and redemption price per share	$13.58	$13.34
Class R2: Net assets	$121,645	$268,428
Shares outstanding	8,962	20,153
Net asset value, offering price and redemption price per share	$13.57	$13.32
Class R3: Net assets	$4,198,542	$3,706,107
Shares outstanding	309,503	278,096
Net asset value, offering price and redemption price per share	$13.57	$13.33
Class R4: Net assets	$4,012,622	$2,657,686
Shares outstanding	296,190	199,635
Net asset value, offering price and redemption price per share	$13.55	$13.31
Class R5: Net assets	$3,969,981	$757,813
Shares outstanding	292,775	56,878
Net asset value, offering price and redemption price per share	$13.56	$13.32
Class 1: Net assets	$2,338,808,700	$1,401,370,773
Shares outstanding	172,675,740	105,346,679
Net asset value, offering price and redemption price per share	$13.54	$13.30
Class 5: Net assets	$5,045,173	—
Shares outstanding	372,732	—
Net asset value, offering price and redemption price per share	$13.54	—

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$14.28	$14.02

1 Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the year ended 12-31-07

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifestyle	Lifestyle	Lifestyle
	Aggressive	Growth	Balanced
Investment income

Income distributions received from affiliated underlying funds	$36,493,906	$201,189,603	$266,755,550
Total investment income	36,493,906	201,189,603	266,755,550

Expenses

Investment management fees (Note 3)	1,414,918	4,030,356	3,727,384
Distribution and service fees (Note 3)	2,828,782	8,382,723	7,515,495
Transfer agent fees (Note 3)	358,852	900,204	628,621
Blue sky fees (Note 3)	185,953	209,804	200,327
Fund administration fees (Note 3)	367,624	1,067,797	990,344
Audit and legal fees	127,047	289,700	275,949
Printing and postage fees (Note 3)	36,435	74,912	56,061
Custodian fees	13,551	16,197	15,750
Trustees’ fees (Note 4)	26,690	76,947	71,689
Registration and filing fees	91,871	237,336	217,794
Miscellaneous	13,912	39,916	37,680

Total expenses	5,465,635	15,325,892	13,737,094

Less: expense reductions (Note 3)	(127,916)	(123,747)	(109,582)
Net expenses	5,337,719	15,202,145	13,627,512

Net investment income (loss)	31,156,187	185,987,458	253,128,038

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	46,199,140	143,691,466	104,248,691
Capital gain distributions received from affiliated underlying funds	229,348,734	441,245,380	302,458,907
	275,547,874	584,936,846	406,707,598
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(47,390,826)	(116,180,921)	(135,354,678)
	(47,390,826)	(116,180,921)	(135,354,678)
Net realized and unrealized gain (loss)	228,157,048	468,755,925	271,352,920
Increase (decrease) in net assets from operations	$259,313,235	$654,743,383	$524,480,958

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L S T A T E M E N T S

Statements of operations For the year ended 12-31-07

Continued

	Lifestyle	Lifestyle
	Moderate	Conservative
Investment income

Income distributions received from affiliated underlying funds	$85,921,788	$60,050,306
Total investment income	85,921,788	60,050,306

Expenses

Investment management fees (Note 3)	970,671	566,929
Distribution and service fees (Note 3)	1,911,987	1,105,542
Transfer agent fees (Note 3)	156,294	83,766
Blue sky fees (Note 3)	177,085	179,266
Fund administration fees (Note 3)	250,819	147,611
Audit and legal fees	101,555	76,416
Printing and postage fees (Note 3)	26,631	14,199
Custodian fees	13,186	12,717
Trustees’ fees (Note 4)	18,811	10,977
Registration and filing fees	67,822	43,268
Miscellaneous	10,009	6,227

Total expenses	3,704,870	2,246,918

Less: expense reductions (Note 3)	(132,662)	(139,870)
Net expenses	3,572,208	2,107,048

Net investment income (loss)	82,349,580	57,943,258

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated underlying funds	13,458,220	3,998,195
Capital gain distributions received from affiliated underlying funds	46,911,770	16,509,637
	60,369,990	20,507,832
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(26,791,828)	(7,532,402)
	(26,791,828)	(7,532,402)
Net realized and unrealized gain (loss)	33,578,162	12,975,430
Increase (decrease) in net assets from operations	$115,927,742	$70,918,688

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the period. They reflect earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

Lifestyle Aggressive
	Year Ended 12-31-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
Increase (decrease) in net assets

From operations
Net investment income (loss)	$31,156,187	$18,573,898	$8,698,334
Net realized gain (loss)	275,547,874	73,892,886	61,219,206
Change in net unrealized appreciation	(47,390,826)	154,787,755	160,575,363
(depreciation)
Increase (decrease) in net assets	259,313,235	247,254,539	230,492,903
resulting from operations

Distributions to shareholders
From net investment income
Class A	(865,763)	(1,349,781)	(10,791)
Class B	—	(222,059)	(2,807)
Class C	(37,410)	(690,657)	(4,862)
Class R	(5,646)	(4,634)	—
Class R1	(7,790)	(2,600)	—
Class R2	(24,856)	(3,084)	—
Class R3	(43,473)	(37,785)	(460)
Class R4	(45,073)	(64,000)	(513)
Class R5	(40,586)	(15,755)	(565)
Class 1	(41,624,959)	(81,795,612)	(10,836,557)
From net realized gain
Class A	(3,931,597)	(1,051,325)	—
Class B	(826,498)	(237,454)	—
Class C	(3,255,234)	(738,375)	—
Class R	(50,797)	(4,062)	—
Class R1	(41,601)	(2,061)	—
Class R2	(95,811)	(2,227)	—
Class R3	(239,298)	(29,914)	—
Class R4	(177,973)	(46,167)	—
Class R5	(122,754)	(10,422)	—
Class 1	(116,344,468)	(52,688,646)	—
From capital paid-in
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class R1	—	—	—
Class R2	—	—	—
Class R3	—	—	—
Class R4	—	—	—
Class R5	—	—	—
Class 1	—	—	—

Total distributions	(167,781,587)	(138,996,620)	(10,856,555)
From Fund share transactions	686,985,206	292,136,488	2,274,320,405

Total increase (decrease)	778,516,854	400,394,407	2,493,956,753
Net assets

Beginning of year	2,894,351,160	2,493,956,753	—
End of year	$3,672,868,014	$2,894,351,160	$2,493,956,753

Undistributed net investment	—	$262,628	$4,475,074
income (loss)

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Growth
	Year Ended 12-31-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
Increase (decrease) in net assets

From operations
Net investment income (loss)	$185,987,458	$87,412,466	$63,621,234
Net realized gain (loss)	584,936,846	155,266,323	173,200,773
Change in net unrealized appreciation	(116,180,921)	377,077,693	356,753,561
(depreciation)
Increase (decrease) in net assets	654,743,383	619,756,482	593,575,568
resulting from operations

Distributions to shareholders
From net investment income
Class A	(4,725,491)	(4,431,521)	(46,836)
Class B	(536,260)	(878,972)	(6,890)
Class C	(2,164,482)	(3,493,928)	(19,011)
Class R	(8,325)	(3,340)	—
Class R1	(26,245)	(2,862)	—
Class R2	(16,164)	(3,020)	—
Class R3	(171,150)	(99,284)	(519)
Class R4	(229,572)	(200,909)	(571)
Class R5	(137,338)	(68,375)	(2,527)
Class 1	(177,370,025)	(242,862,495)	(35,586,379)
Class 5	(855,570)	(423,491)	—
From net realized gain
Class A	(9,486,373)	(3,753,671)	—
Class B	(2,241,004)	(885,252)	—
Class C	(8,493,776)	(3,490,555)	—
Class R	(23,494)	(3,040)	—
Class R1	(59,653)	(2,462)	—
Class R2	(31,775)	(2,462)	—
Class R3	(393,528)	(85,475)	—
Class R4	(443,269)	(163,697)	—
Class R5	(225,310)	(52,865)	—
Class 1	(276,785,876)	(184,797,243)	—
Class 5	(1,300,555)	(319,070)	—
From capital paid-in
Class A	—	(3,047,402)	—
Class B	—	(619,415)	—
Class C	—	(2,459,169)	—
Class R	—	(2,320)	—
Class R1	—	(1,972)	—
Class R2	—	(2,067)	—
Class R3	—	(68,421)	—
Class R4	—	(137,468)	—
Class R5	—	(46,482)	—
Class 1	—	(164,782,068)	—
Class 5	—	(287,001)	—

Total distributions	(485,725,235)	(617,477,774)	(35,662,733)
From Fund share transactions	1,752,091,092	1,128,312,384	6,754,830,162

Total increase (decrease)	1,921,109,240	1,130,591,092	7,312,742,997
Net assets

Beginning of year	8,443,334,089	7,312,742,997	—
End of year	$10,364,443,329	$8,443,334,089	$7,312,742,997

Undistributed net investment	—	—	$42,886,862
income (loss)

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Balanced
	Year Ended 12-31-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
Increase (decrease) in net assets

From operations
Net investment income (loss)	$253,128,038	$119,808,173	$94,245,252
Net realized gain (loss)	406,707,598	122,178,920	127,337,590
Change in net unrealized appreciation	(135,354,678)	286,866,854	296,209,041
(depreciation)
Increase (decrease) in net assets	524,480,958	528,853,947	517,791,883
resulting from operations

Distributions to shareholders
From net investment income
Class A	(5,976,896)	(3,396,000)	(428,612)
Class B	(895,406)	(813,690)	(57,145)
Class C	(4,178,342)	(3,269,920)	(203,872)
Class R	(15,963)	(8,355)	—
Class R1	(12,013)	(2,951)	—
Class R2	(28,297)	(3,072)	—
Class R3	(456,666)	(128,147)	(15,304)
Class R4	(411,637)	(270,764)	(26,987)
Class R5	(227,337)	(48,482)	(15,130)
Class 1	(240,703,208)	(222,183,075)	(95,206,787)
Class 5	(453,955)	(171,997)	(347)
From net realized gain
Class A	(5,869,438)	(2,150,530)	(1,728)
Class B	(1,250,971)	(549,053)	(612)
Class C	(5,589,293)	(2,203,348)	(1,299)
Class R	(18,872)	(5,608)	—
Class R1	(13,923)	(1,847)	—
Class R2	(25,620)	(1,881)	—
Class R3	(483,304)	(81,916)	(26)
Class R4	(382,280)	(167,165)	(26)
Class R5	(202,091)	(29,224)	(123)
Class 1	(190,689,518)	(132,141,718)	(1,411,319)
Class 5	(384,893)	(109,135)	—
From capital paid-in
Class A	—	(2,851,033)	—
Class B	—	(686,450)	—
Class C	—	(2,758,233)	—
Class R	—	(7,041)	—
Class R1	—	(2,477)	—
Class R2	—	(2,573)	—
Class R3	—	(107,653)	—
Class R4	—	(226,932)	—
Class R5	—	(40,566)	—
Class 1	—	(185,752,773)	—
Class 5	—	(144,280)	—

Total distributions	(458,269,923)	(560,317,889)	(97,369,317)
From Fund share transactions	1,628,653,977	1,018,876,827	6,508,728,420

Total increase (decrease)	1,694,865,012	987,412,885	6,929,150,986
Net assets

Beginning of year	7,916,563,871	6,929,150,986	—
End of year	$9,611,428,883	$7,916,563,871	$6,929,150,986

Undistributed net investment	($200)	—	$8,258,447
income (loss)

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Moderate
	Year Ended 12-31-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
Increase (decrease) in net assets

From operations
Net investment income (loss)	$82,349,580	$38,295,849	$31,797,303
Net realized gain (loss)	60,369,990	13,928,143	32,619,980
Change in net unrealized appreciation	(26,791,828)	61,379,986	54,198,768
(depreciation)
Increase (decrease) in net assets	115,927,742	113,603,978	118,608,051
resulting from operations

Distributions to shareholders
From net investment income
Class A	(1,973,109)	(902,226)	(171,868)
Class B	(315,485)	(163,812)	(22,967)
Class C	(1,420,472)	(645,798)	(77,475)
Class R	(13,881)	(2,543)	—
Class R1	(23,168)	(2,609)	—
Class R2	(3,596)	(2,689)	—
Class R3	(104,504)	(21,537)	(6,081)
Class R4	(118,312)	(51,478)	(10,781)
Class R5	(105,520)	(28,198)	(8,339)
Class 1	(78,167,282)	(52,481,076)	(31,963,702)
Class 5	(169,157)	(70,845)	(490)
From net realized gain
Class A	(947,891)	(544,690)	—
Class B	(195,985)	(105,282)	—
Class C	(871,621)	(416,751)	—
Class R	(7,574)	(1,539)	—
Class R1	(11,021)	(1,539)	—
Class R2	(1,578)	(1,550)	—
Class R3	(52,869)	(12,785)	—
Class R4	(52,753)	(29,908)	—
Class R5	(49,247)	(16,746)	—
Class 1	(30,871,062)	(29,380,921)	—
Class 5	(65,666)	(42,201)	—
From capital paid-in
Class A	—	(828,021)	—
Class B	—	(150,334)	—
Class C	—	(592,577)	—
Class R	—	(2,336)	—
Class R1	—	(2,397)	—
Class R2	—	(2,471)	—
Class R3	—	(19,781)	—
Class R4	—	(47,280)	—
Class R5	—	(25,859)	—
Class 1	—	(48,216,254)	—
Class 5	—	(64,933)	—

Total distributions	(115,541,753)	(134,878,966)	(32,261,703)
From Fund share transactions	429,277,132	237,576,843	1,785,520,486

Total increase (decrease)	429,663,121	216,301,855	1,871,866,834
Net assets

Beginning of year	2,088,168,689	1,871,866,834	—
End of year	$2,517,831,810	$2,088,168,689	$1,871,866,834

Undistributed net investment	—	—	$2,800,483
income (loss)

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

Continued

Lifestyle Conservative
	Year Ended 12-31-07	Four Months Ended 12-31-06[1]	Period Ended 8-31-06[2]
Increase (decrease) in net assets
From operations
Net investment income (loss)	$57,943,258	$27,232,158	$22,016,988
Net realized gain (loss)	20,507,832	7,375,742	13,564,145
Change in net unrealized appreciation	(7,532,402)	13,356,342	24,492,488
(depreciation)
Increase (decrease) in net assets	70,918,688	47,964,242	60,073,621
resulting from operations

Distributions to shareholders
From net investment income
Class A	(1,314,962)	(516,816)	(125,005)
Class B	(238,437)	(101,855)	(20,839)
Class C	(1,070,619)	(349,399)	(56,558)
Class R	(5,823)	(2,720)	—
Class R1	(9,925)	(2,786)	—
Class R2	(13,687)	(2,864)	—
Class R3	(99,674)	(9,817)	(3,046)
Class R4	(84,714)	(22,143)	(6,698)
Class R5	(27,298)	(8,173)	(5,036)
Class 1	(55,116,587)	(33,505,513)	(22,120,363)
From net realized gain
Class A	(355,959)	(220,889)	—
Class B	(80,613)	(45,923)	—
Class C	(362,145)	(159,163)	—
Class R	(1,586)	(1,157)	—
Class R1	(2,649)	(1,158)	—
Class R2	(3,212)	(1,164)	—
Class R3	(31,487)	(4,141)	—
Class R4	(21,759)	(8,943)	—
Class R5	(6,351)	(3,215)	—
Class 1	(11,979,079)	(13,266,448)	—
From capital paid-in
Class A	—	(489,987)	—
Class B	—	(96,644)	—
Class C	—	(331,536)	—
Class R	—	(2,579)	—
Class R1	—	(2,640)	—
Class R2	—	(2,714)	—
Class R3	—	(9,308)	—
Class R4	—	(20,988)	—
Class R5	—	(7,744)	—
Class 1	—	(31,745,868)	—

Total distributions	(70,826,566)	(80,944,295)	(22,337,545)
From Fund share transactions	281,966,127	135,023,828	1,084,509,600

Total increase (decrease)	282,058,249	102,043,775	1,122,245,676
Net assets

Beginning of year	1,224,289,451	1,122,245,676	—
End of year	$1,506,347,700	$1,224,289,451	$1,122,245,676

Undistributed net investment	—	—	$620,551
income (loss)

1 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2 Period from 10-15-05 (commencement of operations) to 8-31-06.

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the beginning of the period.

Lifestyle Aggressive
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2007	14.72	0.11	1.05	1.16	(0.12)	(0.54)	—	(0.66)	15.22	8.00[6]	0.59[8]	0.59[14]	0.69	116	21
12-31-2006[5]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.40[6,7]	0.65[8,9]	0.64[9]	1.69[9]	56	5[7]
08-31-2006[10]	12.63	(0.07)	1.56	1.49	(0.06)	—	—	(0.06)	14.06	11.85[6,7]	0.84[8,9]	0.65[9]	(0.59)[9]	35	23[7]

CLASS B

12-31-2007	14.72	(0.02)	1.07	1.05	—	(0.54)	—	(0.54)	15.23	7.23[6]	1.37[8]	1.35[14]	(0.13)	24	21
12-31-2006[5]	14.00	0.05	1.23	1.28	(0.27)	(0.29)	—	(0.56)	14.72	9.15[6,7]	1.54[8,9]	1.35[9]	1.07[9]	13	5[7]
08-31-2006[10]	12.63	(0.15)	1.56	1.41	(0.04)	—	—	(0.04)	14.00	11.22[6,7]	2.00[8,9]	1.34[9]	(1.23)[9]	8	23[7]

CLASS C

12-31-2007	14.73	—[11]	1.05	1.05	(0.01)	(0.54)	—	(0.55)	15.23	7.21[6]	1.32[8]	1.31[14]	0.03	95	21
12-31-2006[5]	14.00	0.05	1.24	1.29	(0.27)	(0.29)	—	(0.56)	14.73	9.22[6,7]	1.36[8,9]	1.35[9]	1.10[9]	39	5[7]
08-31-2006[10]	12.63	(0.15)	1.57	1.42	(0.05)	—	—	(0.05)	14.00	11.22[6,7]	1.60[8,9]	1.34[9]	(1.27)[9]	25	23[7]

CLASS R

12-31-2007	14.79	0.11	0.98	1.09	(0.06)	(0.54)	—	(0.60)	15.28	7.48[6]	3.66[8]	1.08[14,15]	0.69	1	21
12-31-2006[5,10]	14.11	0.13	1.17	1.30	(0.33)	(0.29)	—	(0.62)	14.79	9.22[6,7]	10.66[8,9]	0.95[9]	2.94[9]	—[12]	5[7]

CLASS R1

12-31-2007	14.76	0.15	1.00	1.15	(0.10)	(0.54)	—	(0.64)	15.27	7.92[6]	3.54[8]	0.72[14,15]	0.92	1	21
12-31-2006[5,10]	14.11	0.08	1.23	1.31	(0.37)	(0.29)	—	(0.66)	14.76	9.25[6,7]	12.89[8,9]	0.70[9]	1.79[9]	—[12]	5[7]

CLASS R2

12-31-2007	14.74	0.37	0.81	1.18	(0.14)	(0.54)	—	(0.68)	15.24	8.13[6]	2.62[8]	0.52[14,15]	2.31	3	21
12-31-2006[5,10]	14.11	0.09	1.23	1.32	(0.40)	(0.29)	—	(0.69)	14.74	9.37[6,7]	12.24[8,9]	0.45[9]	2.07[9]	—[12]	5[7]

CLASS R3

12-31-2007	14.72	0.11	1.03	1.14	(0.10)	(0.54)	—	(0.64)	15.22	7.85[6]	1.21[8]	0.81[14,15]	0.68	7	21
12-31-2006[5]	14.06	0.08	1.24	1.32	(0.37)	(0.29)	—	(0.66)	14.72	9.36[6,7]	2.21[8,9]	0.72[9]	1.70[9]	2	5[7]
08-31-2006[10]	12.63	(0.05)	1.54	1.49	(0.06)	—	—	(0.06)	14.06	11.81[6,7]	8.07[8,9]	0.69[9]	(0.47)[9]	1	23[7]

CLASS R4

12-31-2007	14.71	0.11	1.07	1.18	(0.14)	(0.54)	—	(0.68)	15.21	8.13[6]	0.96[8]	0.54[14,15]	0.70	5	21
12-31-2006[5]	14.07	0.08	1.25	1.33	(0.40)	(0.29)	—	(0.69)	14.71	9.46[6,7]	1.38[8,9]	0.53[9]	1.71[9]	2	5[7]
08-31-2006[10]	12.63	(0.05)	1.55	1.50	(0.06)	—	—	(0.06)	14.07	11.94[6,7]	4.08[8,9]	0.49[9]	(0.38)[9]	2	23[7]

CLASS R5

12-31-2007	14.71	0.22	1.00	1.22	(0.18)	(0.54)	—	(0.72)	15.21	8.42[6]	1.11[8]	0.23[14,15]	1.40	3	21
12-31-2006[5]	14.09	0.09	1.26	1.35	(0.44)	(0.29)	—	(0.73)	14.71	9.57[6,7]	4.07[8,9]	0.23[9]	1.90[9]	1	5[7]
08-31-2006[10]	12.63	0.01	1.52	1.53	(0.07)	—	—	(0.07)	14.09	12.16[6,7]	8.26[8,9]	0.20[9]	0.05[9]	—[12]	23[7]

CLASS 1

12-31-2007	14.68	0.15	1.09	1.24	(0.20)	(0.54)	—	(0.74)	15.18	8.54	0.11	0.11[14]	0.94	3,416	21
12-31-2006[5]	14.07	0.10	1.25	1.35	(0.45)	(0.29)	—	(0.74)	14.68	9.59[7]	0.11[9]	0.11[9]	2.09[9]	2,782	5[7]
08-31-2006[10]	12.60	0.06	1.48	1.54	(0.07)	—	—	(0.07)	14.07	12.27[7]	0.11[9]	0.11[9]	0.48[9]	2,422	23[7]

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Growth
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total value,	end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2007	14.72	0.28	0.73	1.01	(0.23)	(0.45)	—	(0.68)	15.05	6.96[6]	0.54[8]	0.53[14]	1.79	332	18
12-31-2006[5]	14.63	0.16	1.01	1.17	(0.43)	(0.36)	(0.29)	(1.08)	14.72	8.00[7]	0.58[9]	0.58[9]	3.18[9]	165	4[7]
08-31-2006[10]	13.35	0.07	1.28	1.35	(0.07)	—	—	(0.07)	14.63	10.18[6,7]	0.72[8,9]	0.61[9]	0.55[9]	103	26[7]

CLASS B

12-31-2007	14.73	0.16	0.73	0.89	(0.11)	(0.45)	—	(0.56)	15.06	6.14[6]	1.30[8]	1.29[14]	1.02	78	18
12-31-2006[5]	14.57	0.12	1.01	1.13	(0.36)	(0.36)	(0.25)	(0.97)	14.73	7.77[6,7]	1.40[8,9]	1.35[9]	2.45[9]	39	4[7]
08-31-2006[10]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,7]	1.69[8,9]	1.34[9]	(0.19)[9]	24	26[7]

CLASS C

12-31-2007	14.72	0.16	0.74	0.90	(0.12)	(0.45)	—	(0.57)	15.05	6.19[6]	1.25	1.25[14]	1.05	294	18
12-31-2006[5]	14.57	0.13	0.99	1.12	(0.36)	(0.36)	(0.25)	(0.97)	14.72	7.73[7]	1.29[9]	1.29[9]	2.53[9]	152	4[7]
08-31-2006[10]	13.35	(0.02)	1.30	1.28	(0.06)	—	—	(0.06)	14.57	9.57[6,7]	1.44[8,9]	1.33[9]	(0.14)[9]	93	26[7]

CLASS R

12-31-2007	14.79	0.27	0.67	0.94	(0.16)	(0.45)	—	(0.61)	15.12	6.47[6]	5.27[8]	1.06[14,15]	1.72	1	18
12-31-2006[5,10]	14.70	0.15	0.98	1.13	(0.40)	(0.36)	(0.28)	(1.04)	14.79	7.64[6,7]	12.41[8,9]	0.95[9]	3.39[9]	—[12]	4[7]

CLASS R1

12-31-2007	14.77	0.32	0.66	0.98	(0.20)	(0.45)	—	(0.65)	15.10	6.75[6]	2.42[8]	0.73[14,15]	2.02	2	18
12-31-2006[5,10]	14.70	0.14	1.00	1.14	(0.42)	(0.36)	(0.29)	(1.07)	14.77	7.75[6,7]	12.95[8,9]	0.69[9]	3.23[9]	—[12]	4[7]

CLASS R2

12-31-2007	14.74	0.31	0.69	1.00	(0.23)	(0.45)	—	(0.68)	15.06	6.91[6]	3.18[8]	0.62[14,15]	1.95	1	18
12-31-2006[5,10]	14.70	0.15	0.99	1.14	(0.44)	(0.36)	(0.30)	(1.10)	14.74	7.80[6,7]	12.74[8,9]	0.45[9]	3.48[9]	—[12]	4[7]

CLASS R3

12-31-2007	14.71	0.28	0.69	0.97	(0.20)	(0.45)	—	(0.65)	15.03	6.69[6]	0.98[8]	0.80[14,15]	1.83	14	18
12-31-2006[5]	14.61	0.16	1.01	1.17	(0.42)	(0.36)	(0.29)	(1.07)	14.71	8.00[6,7]	1.35[8,9]	0.71[9]	3.13[9]	4	4[7]
08-31-2006[10]	13.35	0.07	1.26	1.33	(0.07)	—	—	(0.07)	14.61	9.98[6,7]	5.07[8,9]	0.68[9]	0.62[9]	2	26[7]

CLASS R4

12-31-2007	14.71	0.27	0.74	1.01	(0.24)	(0.45)	—	(0.69)	15.03	6.95[6]	0.64[8]	0.53[14,15]	1.76	15	18
12-31-2006[5]	14.64	0.16	1.01	1.17	(0.44)	(0.36)	(0.30)	(1.10)	14.71	8.04[6,7]	0.80[8,9]	0.53[9]	3.12[9]	7	4[7]
08-31-2006[10]	13.35	0.08	1.29	1.37	(0.08)	—	—	(0.08)	14.64	10.26[6,7]	1.78[8,9]	0.49[9]	0.69[9]	5	26[7]

CLASS R5

12-31-2007	14.71	0.39	0.67	1.06	(0.28)	(0.45)	—	(0.73)	15.04[7]	7.31[6]	0.54[8]	0.21[14,15]	2.53	8	18
12-31-2006[5]	14.66	0.18	1.02	1.20	(0.47)	(0.36)	(0.32)	(1.15)	14.71	8.15[6,7]	1.40[8,9]	0.20[9]	3.54[9]	2	4[7]
08-31-2006[10]	13.35	0.09	1.30	1.39	(0.08)	—	—	(0.08)	14.66	10.47[6,7]	2.52[8,9]	0.19[9]	0.70[9]	2	26[7]

CLASS 1

12-31-2007	14.67	0.30	0.77	1.07	(0.29)	(0.45)	—	(0.74)	15.00[7]	7.44[6]	0.11	0.11[14]	1.94	9,574	18
12-31-2006[5]	14.63	0.17	1.03	1.20	(0.48)	(0.36)	(0.32)	(1.16)	14.67	8.18[7]	0.11[9]	0.11[9]	3.34[9]	8,059	4[7]
08-31-2006[10]	13.31	0.15	1.25	1.40	(0.08)	—	—	(0.08)	14.63	10.58[7]	0.11[9]	0.11[9]	1.17[9]	7,081	26[7]

CLASS 5

12-31-2007	14.66	0.37	0.70	1.07	(0.30)	(0.45)	—	(0.75)	14.98	7.42[6]	0.06	0.06[14]	2.39	46	18
12-31-2006[5]	14.62	0.24	0.97	1.21	(0.48)	(0.36)	(0.33)	(1.17)	14.66	8.24[7]	0.06[9]	0.06[9]	4.68[9]	15	4[7]
08-31-2006[13]	14.40	—[11]	0.22	0.22	—	—	—	—	14.62	1.53[7]	0.06[9]	0.06[9]	(0.02)[9]	3	26[7]

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Balanced
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2007	14.37	0.42	0.42	0.84	(0.35)	(0.32)	—	(0.67)	14.54	5.90[6]	0.51[8]	0.50[14]	2.84	284	14
12-31-2006[5]	14.38	0.24	0.81	1.05	(0.43)	(0.27)	(0.36)	(1.06)	14.37	7.25[7]	0.55[9]	0.55[9]	4.77[9]	125	3[7]
08-31-2006[10]	13.35	0.19	1.01	1.20	(0.17)	—[11]	—	(0.17)	14.38	9.08[6,7]	0.70[8,9]	0.58[9]	1.60[9]	81	23[7]

CLASS B

12-31-2007	14.37	0.29	0.42	0.71	(0.23)	(0.32)	—	(0.55)	14.53	5.02[6]	1.30[8]	1.30[14]	1.95	60	14
12-31-2006[5]	14.37	0.20	0.81	1.01	(0.40)	(0.27)	(0.34)	(1.01)	14.37	6.96[6,7]	1.41[8,9]	1.34[9]	4.00[9]	32	3[7]
08-31-2006[10]	13.35	0.10	1.02	1.12	(0.10)	—[11]	—	(0.10)	14.37	8.47[6,7]	1.73[8,9]	1.34[9]	0.84[9]	20	23[7]

CLASS C

12-31-2007	14.39	0.31	0.42	0.73	(0.25)	(0.32)	—	(0.57)	14.55	5.10[6]	1.22[8]	1.21[14]	2.09	268	14
12-31-2006[5]	14.38	0.20	0.82	1.02	(0.40)	(0.27)	(0.34)	(1.01)	14.39	7.03[7]	1.25[9]	1.25[9]	4.10[9]	128	3[7]
08-31-2006[10]	13.35	0.12	1.01	1.13	(0.10)	—[11]	—	(0.10)	14.38	8.55[6,7]	1.41[8,9]	1.29[9]	0.97[9]	79	23[7]

CLASS R

12-31-2007	14.39	0.36	0.40	0.76	(0.29)	(0.32)	—	(0.61)	14.54	5.31[6]	4.49[8]	1.07[14,15]	2.40	1	14
12-31-2006[5,10]	14.44	0.32	0.66	0.98	(0.41)	(0.27)	(0.35)	(1.03)	14.39	6.79[6,7]	8.41[8,9]	0.95[9]	7.37[9]	—[12]	3[7]

CLASS R1

12-31-2007	14.38	0.49	0.31	0.80	(0.33)	(0.32)	—	(0.65)	14.53	5.58[6]	7.35[8]	0.78[14,15]	3.25	1	14
12-31-2006[5,10]	14.44	0.21	0.78	0.99	(0.42)	(0.27)	(0.36)	(1.05)	14.38	6.84[6,7]	13.06[8,9]	0.70[9]	4.96[9]	—[12]	3[7]

CLASS R2

12-31-2007	14.37	0.43	0.39	0.82	(0.36)	(0.32)	—	(0.68)	14.51	5.77[6]	2.84[8]	0.56[14,15]	2.90	1	14
12-31-2006[5,10]	14.44	0.22	0.77	0.99	(0.43)	(0.27)	(0.36)	(1.06)	14.37	6.90[6,7]	12.70[8,9]	0.45[9]	5.21[9]	—[12]	3[7]

CLASS R3

12-31-2007	14.36	0.43	0.37	0.80	(0.32)	(0.32)	—	(0.64)	14.52	5.65[6]	0.85[8]	0.76[14,15]	2.90	23	14
12-31-2006[5]	14.37	0.22	0.82	1.04	(0.42)	(0.27)	(0.36)	(1.05)	14.36	7.22[6,7]	1.24[8,9]	0.72[9]	4.55[9]	5	3[7]
08-31-2006[10]	13.35	0.36	0.82	1.18	(0.16)	—[11]	—	(0.16)	14.37	8.92[6,7]	3.70[8,9]	0.69[9]	3.10[9]	3	23[7]

CLASS R4

12-31-2007	14.36	0.39	0.45	0.84	(0.36)	(0.32)	—	(0.68)	14.52	5.91[6]	0.58[8]	0.51[14,15]	2.63	18	14
12-31-2006[5]	14.38	0.23	0.81	1.04	(0.43)	(0.27)	(0.36)	(1.06)	14.36	7.27[6,7]	0.70[8,9]	0.52[9]	4.55[9]	10	3[7]
08-31-2006[10]	13.35	0.16	1.06	1.22	(0.19)	—[11]	—	(0.19)	14.38	9.19[6,7]	1.46[8,9]	0.48[9]	1.37[9]	7	23[7]

CLASS R5

12-31-2007	14.36	0.50	0.38	0.88	(0.40)	(0.32)	—	(0.72)	14.52	6.18[6]	0.43[8]	0.21[14,15]	3.35	10	14
12-31-2006[5]	14.38	0.24	0.82	1.06	(0.44)	(0.27)	(0.37)	(1.08)	14.36	7.41[6,7]	1.69[8,9]	0.20[9]	4.85[9]	2	3[7]
08-31-2006[10]	13.35	0.18	1.06	1.24	(0.21)	—[11]	—	(0.21)	14.38	9.39[6,7]	2.58[8,9]	0.19[9]	1.48[9]	1	23[7]

CLASS 1

12-31-2007	14.31	0.42	0.47	0.89	(0.41)	(0.32)	—	(0.73)	14.47	6.30	0.11	0.11[14]	2.84	8,928	14
12-31-2006[5]	14.34	0.24	0.82	1.06	(0.45)	(0.27)	(0.37)	(1.09)	14.31	7.40[7]	0.11[9]	0.11[9]	4.84[9]	7,609	3[7]
08-31-2006[10]	13.31	0.22	1.03	1.25	(0.22)	—[11]	—	(0.22)	14.34	9.47[7]	0.11[9]	0.11[9]	1.81[9]	6,736	23[7]

CLASS 5

12-31-2007	14.32	0.50	0.40	0.90	(0.42)	(0.32)	—	(0.74)	14.48	6.35	0.06	0.06[14]	3.39	19	14
12-31-2006[5]	14.35	0.33	0.74	1.07	(0.45)	(0.27)	(0.38)	(1.10)	14.32	7.42[7]	0.06[9]	0.06[9]	6.63[9]	7[9]	3[7]
08-31-2006[13]	14.17	—[11]	0.31	0.31	(0.13)	—	—	(0.13)	14.35	2.23[7]	0.01[9]	0.01[9]	(0.01)[9]	1[9]	23[7]

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Moderate
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total	to average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2007	13.53	0.50	0.14	0.64	(0.41)	(0.19)	—	(0.60)	13.57	4.78[6]	0.53[8]	0.53[14]	3.57	76	13
12-31-2006[5]	13.64	0.27	0.52	0.79	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.77[6,7]	0.57[8,9]	0.56[9]	5.86[9]	37	1[7]
08-31-2006[10]	12.94	0.25	0.66	0.91	(0.21)	—	—	(0.21)	13.64	7.10[6,7]	0.83[8,9]	0.57[9]	2.21[9]	25	24[7]

CLASS B

12-31-2007	13.52	0.38	0.15	0.53	(0.30)	(0.19)	—	(0.49)	13.56[6]	3.97[6]	1.43[8]	1.35[14]	2.73	15	13
12-31-2006[5]	13.62	0.23	0.52	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.52	5.49[6,7]	1.66[8,9]	1.35[9]	4.87[9]	7	1[7]
08-31-2006[10]	12.94	0.15	0.68	0.83	(0.15)	—	—	(0.15)	13.62	6.42[6,7]	2.43[8,9]	1.34[9]	1.28[9]	5	24[7]

CLASS C

12-31-2007	13.53	0.41	0.13	0.54	(0.31)	(0.19)	—	(0.50)	13.57	4.05[6]	1.24[8]	1.24[14]	2.94	69	13
12-31-2006[5]	13.63	0.24	0.51	0.75	(0.33)	(0.21)	(0.31)	(0.85)	13.53	5.49[6,7]	1.32[8,9]	1.28[9]	5.13[9]	29	1[7]
08-31-2006[10]	12.94	0.17	0.67	0.84	(0.15)	—	—	(0.15)	13.63	6.49[6,7]	1.67[8,9]	1.29[9]	1.51[9]	18	24[7]

CLASS R

12-31-2007	13.55	0.47	0.11	0.58	(0.36)	(0.19)	—	(0.55)	13.58	4.28[6]	6.32[8]	1.06[14,15]	3.41	1	13
12-31-2006[5,10]	13.69	0.24	0.50	0.74	(0.35)	(0.21)	(0.32)	(0.88)	13.55	5.38[6,7]	13.40[8,9]	0.95[9]	5.83[9]	—[12]	1[7]

CLASS R1

12-31-2007	13.54	0.52	0.10	0.62	(0.39)	(0.19)	—	(0.58)	13.58	4.63[6]	4.10[8]	0.71[14,15]	3.73	1	13
12-31-2006[5,10]	13.69	0.25	0.50	0.75	(0.36)	(0.21)	(0.33)	(0.90)	13.54	5.43[6,7]	13.14[8,9]	0.70[9]	6.07[9]	—[12]	1[7]

CLASS R2

12-31-2007	13.53	0.44	0.22	0.66	(0.43)	(0.19)	—	(0.62)	13.57	4.89[6]	19.12[8]	0.45[14,15]	3.18	—[12]	13
12-31-2006[5,10]	13.69	0.26	0.48	0.74	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.48[6,7]	12.87[8,9]	0.45[9]	6.33[9]	—[12]	1[7]

CLASS R3

12-31-2007	13.53	0.47	0.15	0.62	(0.39)	(0.19)	—	(0.58)	13.57	4.61[6]	1.51[8]	0.83[14,15]	3.40	4	13
12-31-2006[5]	13.65	0.23	0.55	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.53	5.66[6,7]	3.13[8,9]	0.78[9]	4.89[9]	1	1[7]
08-31-2006[10]	12.94	0.33	0.58	0.91	(0.20)	—	—	(0.20)	13.65	7.10[6,7]	8.44[8,9]	0.69[9]	2.93[9]	1	24[7]

CLASS R4

12-31-2007	13.51	0.47	0.18	0.65	(0.42)	(0.19)	—	(0.61)	13.55	4.87[6]	1.13[8]	0.54[14,15]	3.38	4	13
12-31-2006[5]	13.63	0.25	0.53	0.78	(0.36)	(0.21)	(0.33)	(0.90)	13.51	5.80[6,7]	1.53[8,9]	0.52[9]	5.44[9]	2	1[7]
08-31-2006[10]	12.94	0.30	0.62	0.92	(0.23)	—	—	(0.23)	13.63	7.14[6,7]	4.65[8,9]	0.49[9]	2.59[9]	1	24[7]

CLASS R5

12-31-2007	13.52	0.58	0.11	0.69	(0.46)	(0.19)	—	(0.65)	13.56	5.15[6]	0.97[8]	0.21[14,15]	4.21	4	13
12-31-2006[5]	13.64	0.32	0.48	0.80	(0.37)	(0.21)	(0.34)	(0.92)	13.52	5.93[6,7]	2.83[8,9]	0.20[9]	6.83[9]	1	1[7]
08-31-2006[10]	12.94	0.22	0.73	0.95	(0.25)	—	—	(0.25)	13.64	7.40[6,7]	4.86[8,9]	0.19[9]	1.92[9]	1	24[7]

CLASS 1

12-31-2007	13.50	0.49	0.21	0.70	(0.47)	(0.19)	—	(0.66)	13.54	5.25	0.11	0.11[14]	3.53	2,339	13
12-31-2006[5]	13.63	0.27	0.54	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.50	5.90[7]	0.11[9]	0.11[9]	5.80[9]	2,008	1[7]
08-31-2006[10]	12.93	0.26	0.70	0.96	(0.26)	—	—	(0.26)	13.63	7.47[7]	0.11[9]	0.11[9]	2.23[9]	1,820	24[7]

CLASS 5

12-31-2007	13.49	0.53	0.19	0.72	(0.48)	(0.19)	—	(0.67)	13.54	5.39	0.06	0.06[14]	3.80	5	13
12-31-2006[5]	13.62	0.34	0.47	0.81	(0.38)	(0.21)	(0.35)	(0.94)	13.49	5.93[7]	0.06[9]	0.06[9]	7.21[9]	3	1[7]
08-31-2006[13]	13.48	—[11]	0.30	0.30	(0.16)	—	—	(0.16)	13.62	2.27[7]	0.01[9]	0.01[9]	(0.01)[9]	1	24[7]

See notes to financial statements

Annual report | Lifestyle Portfolios

F I N A N C I A L   S T A T E M E N T S

Financial highlights

Continued

Lifestyle Conservative
Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data

		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets

													Ratio
			Net										of net
			realized	Total							Ratio of	Ratio	investment	Net
	Net asset	Net	and	from	From net						gross	of net	income	assets,
	value,	invest-	unrealized	invest-	invest-				Net asset		expenses	expenses	(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	From	Total	value, end	Total to	average	to average	average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	capital	distribu-	of period	return	net assets	net assets	net assets	millions)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	paid-in ($)	tions ($)	($)	(%)[3]	(%)[4]	(%)[4]	(%)[1]	($)	(%)

CLASS A

12-31-2007	13.29	0.59	0.05	0.64	(0.49)	(0.12)	—	(0.61)	13.32	4.89[6]	0.55[8]	0.54[14]	4.38	44	13
12-31-2006[5]	13.63	0.33	0.23	0.56	(0.38)	(0.16)	(0.36)	(0.90)	13.29	4.11[6,7]	0.64[8,9]	0.56[9]	7.20[9]	20	2[7]
08-31-2006[10]	13.16	0.31	0.41	0.72	(0.25)	—	—	(0.25)	13.63	5.53[6,7]	1.02[8,9]	0.57[9]	2.75[9]	12	20[7]

CLASS B

12-31-2007	13.29	0.50	0.04	0.54	(0.39)	(0.12)	—	(0.51)	13.32	4.11[6]	1.54[8]	1.32[14]	3.71	10	13
12-31-2006[5]	13.63	0.29	0.22	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.29	3.75[6,7]	1.88[8,9]	1.33[9]	6.20[9]	4	2[7]
08-31-2006[10]	13.16	0.24	0.41	0.65	(0.18)	—	—	(0.18)	13.63	4.99[6,7]	3.12[8,9]	1.33[9]	2.08[9]	3	20[7]

CLASS C

12-31-2007	13.28	0.52	0.04	0.56	(0.40)	(0.12)	—	(0.52)	13.32	4.22[6]	1.28[8]	1.28[14]	3.88	44	13
12-31-2006[5]	13.62	0.30	0.21	0.51	(0.35)	(0.16)	(0.34)	(0.85)	13.28	3.76[6,7]	1.41[8,9]	1.29[9]	6.55[9]	14	2[7]
08-31-2006[10]	13.16	0.29	0.35	0.64	(0.18)	—	—	(0.18)	13.62	4.91[6,7]	2.05[8,9]	1.31[9]	2.54[9]	8	20[7]

CLASS R

12-31-2007	13.31	0.48	0.11	0.59	(0.44)	(0.12)	—	(0.56)	13.34	4.49[6]	13.84[8]	1.01[14,15]	3.53	—[12]	13
12-31-2006[5]	13.67	0.29	0.23	0.52	(0.37)	(0.16)	(0.35)	(0.88)	13.31	3.80[6,7]	13.49[8,9]	0.95[9]	7.14[9]	—[12]	2[7]

CLASS R1

12-31-2007	13.30	0.57	0.07	0.64	(0.48)	(0.12)	—	(0.60)	13.34	4.83[6]	9.69[8]	0.71[14,15]	4.21	—[12]	13
12-31-2006[5]	13.67	0.30	0.23	0.53	(0.38)	(0.16)	(0.36)	(0.90)	13.30	3.85[6,7]	13.24[8,9]	0.70[9]	7.38[9]	—[12]	2[7]

CLASS R2

12-31-2007	13.30	0.56	0.09	0.65	(0.51)	(0.12)	—	(0.63)	13.32	4.93[6]	7.59[8]	0.53[14,15]	4.14	—[12]	13
12-31-2006[5]	13.67	0.31	0.23	0.54	(0.38)	(0.16)	(0.37)	(0.91)	13.30	3.98[6,7]	12.98[8,9]	0.45[9]	7.64[9]	—[12]	2[7]

CLASS R3

12-31-2007	13.29	0.70	(0.07)	0.63	(0.47)	(0.12)	—	(0.59)	13.33	4.81[6]	1.89[8]	0.81[14,15]	5.17	4	13
12-31-2006[5]	13.65	0.29	0.25	0.54	(0.38)	(0.16)	(0.36)	(0.90)	13.29	3.93[6,7]	6.23[8,9]	0.77[9]	6.23[9]	—[12]	2[7]
08-31-2006[10]	13.16	0.28	0.44	0.72	(0.23)	—	—	(0.23)	13.65	5.55[6,7]	14.72[8,9]	0.68[9]	2.46[9]	—[12]	20[7]

CLASS R4

12-31-2007	13.28	0.53	0.12	0.65	(0.50)	(0.12)	—	(0.62)	13.31	4.97[6]	1.46[8]	0.53[14,15]	3.96	3	13
12-31-2006[5]	13.64	0.28	0.27	0.55	(0.38)	(0.16)	(0.37)	(0.91)	13.28	4.06[6,7]	2.87[8,9]	0.51[9]	6.17[9]	1	2[7]
08-31-2006[10]	13.16	0.44	0.30	0.74	(0.26)	—	—	(0.26)	13.64	5.66[6,7]	10.01[8,9]	0.45[9]	3.89[9]	1	20[7]

CLASS R5

12-31-2007	13.29	0.57	0.12	0.69	(0.54)	(0.12)	—	(0.66)	13.32	5.27[6]	3.42[8]	0.22[14,15]	4.23	1	13
12-31-2006[5]	13.65	0.28	0.29	0.57	(0.40)	(0.16)	(0.37)	(0.93)	13.29	4.19[6,7]	6.37[8,9]	0.20[9]	6.01[9]	—[12]	2[7]
08-31-2006[10]	13.16	0.28	0.49	0.77	(0.28)	—	—	(0.28)	13.65	5.94[6,7]	9.18[8,9]	0.19[9]	2.44[9]	—[12]	20[7]

CLASS 1

12-31-2007	13.27	0.57	0.14	0.71	(0.56)	(0.12)	—	(0.68)	13.30	5.38[6]	0.11	0.11[14]	4.24	1,401	13
12-31-2006[5]	13.64	0.32	0.25	0.57	(0.40)	(0.16)	(0.38)	(0.94)	13.27	4.16[7]	0.11[9]	0.11[9]	6.96[9]	1,184	2[7]
08-31-2006[10]	13.15	0.30	0.48	0.78	(0.29)	—	—	(0.29)	13.64	6.01[7]	0.12[9]	0.12[9]	2.54[9]	1,097	20[7]

See notes to financial statements

Lifestyle Portfolios | Annual report

F I N A N C I A L   S T A T E M E N T S

Notes to Financial Highlights

1 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5 Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Annualized.

10 Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05; Class R, Class R1 and Class R2 began operations on 9-18-06; and Class 1 shares began operation on 10-15-05.

11 Less than $0.01 per share.

12 Less than $500,000.

13 Class 5 shares began operation on 7-3-06.

14 Ratios do not include expenses indirectly incurred from underlying portfolios whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying portfolios held by the portfolio.

15 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Lifestyle Portfolios

Notes to financial statements

1. Organization of the Trust

The John Hancock Funds II (the “Trust” or “JHF II”) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate investment policies. The Trust currently offers seventy-one separate investment funds, five of which are covered by this report: Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative (collectively, “Lifestyle Portfolios” or “the Portfolios”).

Each of the Lifestyle Portfolios is non-diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

The Lifestyle Portfolios operate as “fund of funds”, investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (“JHF III”) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted investments.

The JHF III funds are retail mutual funds advised by JHIMS and distributed by the Distributor.

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971 for JHF II, File #811-21777, CIK 0001329954 for JHF III and File #811-0560, CIK 0000022370 for JH Small Cap Intrinsic Value Fund. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (“JHIMS” or the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares. Class A, Class B and Class C shares are open to all retail investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class 5 shares currently are available only to the John Hancock Freedom 529 Plan. The shares of each class represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolios follow the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Investments by the Lifestyle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements.

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolios and the impact, if any, resulting from the adoption of FAS 157 on the Portfolios’ financial statement disclosure.

Lifestyle Portfolios | Annual report

Security transactions and related investment income

Investment security and underlying affiliated funds transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded by the underlying affiliated funds on the ex-dividend date. Distributions from the underlying affiliated funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date.

The Portfolios use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Allocations of income and expenses

All income, expenses (except class-specific expenses), and realized and unrealized gain/loss are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as Distribution (Rule 12b-1) fees, transfer agency fees, blue sky fees, and printing and postage fees, are accrued daily and charged directly to the respective share classes. Expenses in the Lifestyle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying affiliated funds. Because the affiliated underlying funds have varied expense levels and the Lifestyle Portfolios may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifestyle Portfolios will vary.

Distribution of income and gains

The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in each Portfolio’s financial statements as a return of capital.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. Under the Advisory Agreement the Portfolios pay a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust and its corresponding funds of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Portfolios are not responsible for the payment of subadvisory fees.

MFC Global Investment Management (U.S.A.) Limited acts as Subadviser to the Lifestyle Portfolios. Deutsche Investment Management Americas, Inc. serves as subadviser consultant.

The investment management fees incurred for the year ended December 31, 2007, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.04%
Lifestyle Growth	0.04%
Lifestyle Balanced	0.04%
Lifestyle Moderate	0.04%
Lifestyle Conservative	0.04%

Annual report | Lifestyle Portfolios

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolios’ expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees, and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to Class 5. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

For the year ended December 31, 2007, the expense reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Expense Reimbursement by Class

Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	$3,118	$2,761	$2,280	$20,250	$20,265	$20,074	$16,430	$17,010	$18,189
Lifestyle Growth	6,534	2,484	5,441	20,511	20,831	20,243	13,325	10,962	14,287
Lifestyle Balanced	3,675	1,472	3,198	20,450	20,565	20,229	9,228	8,613	13,507
Lifestyle Moderate	857	9,550	709	20,594	20,409	20,846	17,911	18,394	17,401
Lifestyle Conservative	386	14,361	2,265	20,734	20,676	20,648	18,440	18,671	19,066

Fund administration fees

Pursuant to the Advisory Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred.

The fund administration fees incurred for the year ended December 31, 2007, were equivalent to an annual effective rate of 0.01% of each Portfolio’s average daily net assets.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolios make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolios pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

The Service Plan fees incurred for the year ended December 31, 2007, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

Portfolio	Annual Effective Rate

Lifestyle Aggressive	0.08%
Lifestyle Growth	0.09%
Lifestyle Balanced	0.08%
Lifestyle Moderate	0.08%
Lifestyle Conservative	0.08%

Lifestyle Portfolios | Annual report

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2007:

	Lifestyle Aggressive	Lifestyle Growth	Lifestyle Balanced	Lifestyle Moderate	Lifestyle Conservative

Net Sales Charges	$1,629,067	$5,632,872	$4,640,980	$1,156,709	$606,343
Retained for printing prospectuses,
advertising and sales literature	253,842	891,302	744,272	189,895	99,964
Sales commission to unrelated
broker-dealers	1,349,726	4,657,109	3,850,749	953,924	495,908
Sales commission to affiliated
sales personnel	25,499	84,461	45,959	12,890	10,471

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the year ended December 31, 2007, CDSCs received by the Distributor amounted to $46,651, $168,322, $92,550, $18,767 and $12,808 for Class B shares and $31,408, $94,724, $80,521, $17,299 and $16,940 for Class C shares of Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative, respectively.

Transfer agent fees

The Portfolios have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares average daily net assets. This agreement is effective until December 31, 2008. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the year ended December 31, 2007, the transfer agent fees reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Transfer agent fee reduction by class

Portfolio	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Lifestyle Aggressive	$998	$679	$656	$2,418	$1,724	$1,064
Lifestyle Growth	757	762	658	3,347	2,455	1,150
Lifestyle Balanced	935	380	682	3,293	2,325	1,030
Lifestyle Moderate	604	599	169	2,122	1,463	1,034
Lifestyle Conservative	245	351	448	1,573	1,200	806

Signature Services reserves the right to terminate this limitation at any time.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out of pocket expenses. During the year ended December 31, 2007, the Fund’s transfer agent fees and out of pocket expenses were reduced by $6,502, $14,589, $8,464, $2,016 and $958 for Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative for transfer agent credits earned.

Annual report | Lifestyle Portfolios

Expenses under the agreements described above for the year ended December 31, 2007, were as follows:

		Distribution and	Transfer		Printing and
Portfolio	Share Class	service fees	agent fees	Blue sky fees	postage fees

Lifestyle Aggressive	Class A	$267,761	$164,435	$26,491	$14,244
	Class B	194,754	39,947	16,500	2,793
	Class C	697,546	139,911	21,558	16,251
	Class R	7,220	1,425	20,791	186
	Class R1	3,824	1,058	20,785	142
	Class R2	3,062	1,153	20,784	173
	Class R3	28,416	4,803	19,556	1,036
	Class R4	14,774	3,948	19,802	1,150
	Class R5	636	2,172	19,686	460
	Class 1	1,610,789	—	—	—
	Total	$2,828,782	$358,852	$185,953	$36,435

Lifestyle Growth	Class A	$766,163	$379,790	$38,538	$29,805
	Class B	610,248	118,554	20,549	6,456
	Class C	2,340,651	378,259	31,637	31,888
	Class R	4,321	1,026	20,798	150
	Class R1	6,722	1,411	21,857	115
	Class R2	3,400	1,070	20,792	180
	Class R3	53,689	7,908	19,328	2,039
	Class R4	40,937	8,646	18,813	3,218
	Class R5	616	3,540	17,492	1,061
	Class 1	4,555,976	—	—	—
	Total	$8,382,723	$900,204	$209,804	$74,912

Lifestyle Balanced	Class A	$629,262	$248,497	$35,495	$19,315
	Class B	469,709	92,889	16,500	3,088
	Class C	2,037,108	259,316	29,535	25,503
	Class R	5,474	1,262	20,829	170
	Class R1	1,851	546	20,823	25
	Class R2	3,256	1,145	20,822	228
	Class R3	80,796	10,585	19,752	2,433
	Class R4	47,259	10,049	18,530	3,921
	Class R5	296	4,332	18,041	1,378
	Class 1	4,240,484	—	—	—
	Total	$7,515,495	$628,621	$200,327	$56,061

Lifestyle Moderate	Class A	$165,662	$ 61,378	$22,597	$9,139
	Class B	116,921	23,614	16,500	3,204
	Class C	486,462	60,282	17,327	10,566
	Class R	3,465	813	20,845	103
	Class R1	3,142	912	20,846	116
	Class R2	286	227	20,847	98
	Class R3	18,380	3,635	19,333	1,190
	Class R4	11,525	3,171	19,867	1,560
	Class R5	115	2,262	18,923	655
	Class 1	1,106,029	—	—-	—
	Total	$1,911,987	$156,294	$177,085	$26,631

Lifestyle Conservative	Class A	$90,425	$31,132	$17,932	$5,469
	Class B	65,673	11,221	18,247	1,870
	Class C	278,802	34,078	21,496	5,504
	Class R	1,324	332	20,834	42
	Class R1	1,175	471	20,832	51
	Class R2	984	601	20,833	80
	Class R3	11,313	2,533	19,642	446
	Class R4	6,819	2,273	19,980	589
	Class R5	81	1,125	19,470	148
	Class 1	648,946	—	—	—
	Total	$1,105,542	$83,766	$179,266	$14,199

4. Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Portfolio based on its average daily net asset value.

Lifestyle Portfolios | Annual report

5. Fund share transactions

Share activity for the Portfolios for the year ended December 31, 2007, and the periods ended December 31, 2006, and August 31, 2006, were as follows:

Lifestyle Aggressive
		Year Ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	4,614,640	$72,343,725	1,287,313	$18,914,525	2,656,426	$37,105,900
Distributions reinvested	310,614	4,631,245	158,685	2,343,780	739	9,867
Repurchased	(1,114,340)	(17,460,253)	(139,671)	(2,069,549)	(164,725)	(2,284,281)
Net increase	3,810,914	$59,514,717	1,306,327	$19,188,756	2,492,440	$34,831,486

Class B shares

Sold	885,174	$13,809,960	270,496	$3,963,999	641,314	$8,963,149
Distributions reinvested	53,226	794,126	29,687	438,480	161	2,152
Repurchased	(185,248)	(2,895,713)	(53,687)	(788,566)	(37,802)	(520,561)
Net increase	753,152	11,708,373	246,496	$3,613,913	603,673	$8,444,740

Class C shares

Sold	3,975,449	$62,163,168	811,127	$11,860,736	1,853,043	$25,877,041
Distributions reinvested	213,164	3,180,423	91,893	1,357,255	283	3,786
Repurchased	(580,591)	(9,086,220)	(64,280)	(948,858)	(49,020)	(685,074)
Net increase	3,608,022	$56,257,371	838,740	$12,269,133	1,804,306	$25,195,753

Class R shares[3]

Sold	95,511	$1,518,424	13,974	$204,356	—	—
Distributions reinvested	3,768	56,443	586	8,697	—	—
Repurchased	(22,307)	(352,211)	—	(3)	—	—
Net increase	76,972	$1,222,656	14,560	$213,050	—	—

Class R1 shares[3]

Sold	82,704	$1,317,018	7,087	$100,001	—	—
Distributions reinvested	3,302	49,391	315	4,660	—	—
Repurchased	(20,102)	(313,226)	—	(1)	—	—
Net increase	65,904	$1,053,183	7,402	$104,660	—	—

Class R2 shares[3]

Sold	242,808	$3,920,147	7,686	$108,946	—	—
Distributions reinvested	8,082	120,667	359	5,311	—	—
Repurchased	(82,461)	(1,346,875)	—	(1)	—	—
Net increase	168,429	$2,693,939	8,045	$114,256	—	—

Class R3 shares

Sold	439,108	$6,857,290	42,310	$622,204	78,517	$1,063,860
Distributions reinvested	18,965	282,771	4,583	67,700	—	—
Repurchased	(93,518)	(1,469,502)	(16,559)	(245,807)	(1,184)	(16,116)
Net increase	364,555	$5,670,559	30,334	$444,097	77,333	$1,047,744

Class R4 shares

Sold	255,282	$3,953,647	64,580	$934,909	125,577	$1,762,808
Distributions reinvested	14,937	222,558	7,464	110,167	—	—
Repurchased	(106,180)	(1,675,926)	(17,622)	(264,501	(13,355)	(183,449)
Net increase	164,039	$2,500,279	54,422	$780,575	112,222	$1,579,359

Class R5 shares

Sold	219,853	$3,498,153	10,619	$159,884	38,324	$533,868
Distributions reinvested	10,962	163,340	1,774	26,177	—	—
Repurchased	(39,228)	(602,706)	(7,941)	(122,198)	(5,050)	(73,349)
Net increase	191,587	$3,058,787	4,452	$63,863	33,274	$460,519

Class 1 shares

Sold	29,308,050	$454,167,442	9,665,230	$141,965,510	173,760,521	$2,225,676,778
Distributions reinvested	10,630,513	157,969,428	9,129,956	134,484,258	812,945	10,836,557
Repurchased	(4,388,943)	(68,831,528)	(1,447,335)	(21,105,583)	(2,435,942)	(33,752,531)
Net increase	35,549,620	$543,305,342	17,347,851	$255,344,185	172,137,524	$2,202,760,804

NET INCREASE	44,753,194	$686,985,206	19,858,629	$292,136,488	177,260,772	$2,274,320,405

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operations on 10-15-05.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Annual report | Lifestyle Portfolios

Lifestyle Growth
		Year ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	12,295,840	$190,386,484	3,841,069	$58,423,570	7,413,437	$107,056,385
Issued in reorganization	241,993	3,888,349	—	—	—	—
Distributions reinvested	920,135	13,618,005	727,891	10,743,675	3,180	44,453
Repurchased	(2,628,552)	(40,696,080)	(383,350)	(5,839,239)	(361,010)	(5,177,905)
Net increase	10,829,416	$167,196,758	4,185,610	$63,328,006	7,055,607	$11,922,933

Class B shares

Sold	2,904,046	$44,766,258	886,607	$13,434,315	1,720,077	$24,839,956
Issued in reorganization	58,080	928,637	—	—	—	—
Distributions reinvested	179,850	2,663,601	155,491	2,296,598	435	6,092
Repurchased	(562,601)	(8,720,822)	(83,495)	(1,273,331)	(64,700)	(923,569)
Net increase	2,579,375	$39,637,674	958,603	$14,457,582	1,655,812	$23,922,479

Class C shares

Sold	10,421,470	$160,626,549	3,520,680	$53,321,544	6,576,277	$95,022,521
Issued in reorganization	86,401	1,381,344	—	—	—	—
Distributions reinvested	692,231	10,251,966	612,571	9,041,554	1,182	16,531
Repurchased	(1,988,367)	(30,811,386)	(218,687)	(3,318,501)	(177,998)	(2,523,827)
Net increase	9,211,735	$141,448,473	3,914,564	$59,044,597	6,399,461	$92,515,225

Class R shares[3]

Sold	45,255	$697,576	8,603	$128,040	—	—
Distributions reinvested	2,138	31,819	587	8,700	—	—
Repurchased	(8,305)	(126,466)	—	(3)	—	—
Net increase	39,088	602,929	9,190	$136,737	—	—

Class R1 shares[3]

Sold	131,620	$2,072,737	6,803	$100,001	—	—
Issued in reorganization	7,433	119,711	—	—	—	—
Distributions reinvested	5,782	85,856	492	7,296	—	—
Repurchased	(22,023)	(346,417)	—	(1)	—	—
Net increase	122,812	$1,931,887	7,295	$107,296	—	—

Class R2 shares[3]

Sold	65,934	$1,009,920	6,803	$100,001	—	—
Distributions reinvested	3,233	47,939	510	7,549	—	—
Repurchased	(10,469)	(159,415)	—	(1)	—	—
Net increase	58,698	898,444	7,313	$107,549	—	—

Class R3 shares

Sold	753,663	$11,632,645	112,022	$1,698,636	152,570	$2,166,010
Distributions reinvested	38,168	564,498	17,157	253,064	—	—
Repurchased	(132,164)	(2,050,727)	(28,282)	(437,160)	(351)	(5,030)
Net increase	659,667	$10,146,416	100,897	$1,514,540	152,219	$2,160,980

Class R4 shares

Sold	594,949	$9,104,267	163,347	$2,452,277	330,719	$4,841,734
Distributions reinvested	45,493	672,840	34,039	502,074	—	—
Repurchased	(130,810)	(2,014,185)	(24,376)	(378,017)	(16,347)	(238,184)
Net increase	509,632	7,762,922	173,010	$2,576,334	314,372	4,603,550

Class R5 shares

Sold	386,916	$6,103,831	50,951	$783,939	113,625	1,616,476
Distributions reinvested	24,520	362,648	11,371	167,722	136	1,904
Repurchased	(46,657)	(717,962)	(9,676)	(152,668)	(8,639)	(122,977)
Net increase	364,779	$5,748,517	52,646	$798,993	105,122	$1,495,403

Lifestyle Portfolios | Annual report

Lifestyle Growth, continued
		Year ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class 1 shares

Sold	68,743,446	$1,053,001,279	28,002,092	$425,819,245	486,658,311	$6,563,462,581
Distributions reinvested	30,811,120	454,155,901	40,274,766	592,441,806	2,554,657	35,586,379
Repurchased	(10,434,155)	(162,148,953)	(2,978,465)	(44,028,057)	(5,180,020)	(74,075,698)
Net increase	89,120,411	$1,345,008,227	65,298,393	$974,232,994	484,032,948	$6,524,973,262

Class 5 shares

Sold	2,047,722	$31,534,003	722,012	$11,006,269	225,361	$3,236,330
Distributions reinvested	146,377	2,156,125	70,038	1,029,562	—	—
Repurchased	(123,241)	(1,981,283)	(1,855)	(28,075)	—	—
Net increase	2,070,858	$31,708,845	790,195	$12,007,756	225,361	$3,236,330

Net increase	115,566,471	$1,752,091,092	75,497,716	$1,128,312,384	499,940,902	$6,754,830,162

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operations on 10-15-05.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Annual report | Lifestyle Portfolios

Lifestyle Balanced
		Year ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	12,010,789	$178,914,507	2,301,145	$34,441,210	6,009,152	$85,302,501
Issued in reorganization	407,719	6,254,241	—	—	—	—
Distributions reinvested	764,823	11,089,399	1,044,385	15,033,362	27,765	389,529
Repurchased	(2,326,002)	(34,789,873)	(323,345)	(4,801,204)	(392,816)	(5,635,273)
Net increase	10,857,329	$161,468,274	3,022,185	$44,673,368	5,644,101	$80,056,757

Class B shares

Sold	2,125,099	$31,561,856	615,659	$9,186,277	1,452,791	$20,544,736
Issued in reorganization	94,071	1,440,223	—	—	—	—
Distributions reinvested	138,849	2,004,146	247,931	3,568,430	3,722	52,170
Repurchased	(458,683)	(6,838,206)	(58,199)	(868,062)	(57,897)	(818,019)
Net increase	1,899,336	$28,168,019	805,391	$11,886,645	1,398,616	$19,778,887

Class C shares

Sold	10,622,392	$158,371,850	2,638,805	$39,340,147	5,676,144	$80,561,010
Issued in reorganization	112,341	1,722,024	—	—	—	—
Distributions reinvested	629,263	9,097,060	961,016	13,850,949	13,319	187,092
Repurchased	(1,856,133)	(27,693,913)	(196,570)	(2,936,192)	(192,534)	(2,732,138)
Net increase	9,507,863	$141,497,021	3,403,251	$50,254,904	5,496,929	$78,015,964

Class R shares[3]

Sold	41,703	$624,192	19,663	$293,680	—	—
Distributions reinvested	2,262	32,758	2,890	41,655	—	—
Repurchased	(14,135)	(206,357)	—	(2)	—	—
Net increase	29,830	$450,593	22,553	$335,333	—	—

Class R1 shares[3]

Sold	36,079	$544,741	6,449	$93,141	—	—
Issued in reorganization	7,260	111,372	—	—	—	—
Distributions reinvested	1,795	25,936	981	14,134	—	—
Repurchased	(12,423)	(182,489)	—	(1)	—	—
Net increase	32,711	$499,560	7,430	$107,274	—	—

Class R2 shares[3]

Sold	83,244	$1,218,082	6,571	$94,999	—	—
Distributions reinvested	3,716	53,917	1,013	14,575	—	—
Repurchased	(19,236)	(287,738)	—	(1)	—	—
Net increase	67,724	$984,261	7,584	$109,573	—	—

Class R3 shares

Sold	1,482,901	$22,213,387	119,898	$1,788,302	246,488	$3,431,004
Distributions reinvested	64,976	939,970	43,210	621,539	1,003	14,088
Repurchased	(268,440)	(4,012,566)	(26,310)	(392,280)	(59,070)	(818,494)
Net increase	1,279,437	$19,140,791	136,798	$2,017,561	188,421	$2,626,598

Class R4 shares

Sold	787,368	$11,686,142	99,034	$1,473,004	532,830	$7,589,789
Distributions reinvested	54,756	793,917	89,691	1,291,112	1,821	25,583
Repurchased	(294,166)	(4,408,844)	(14,043)	(209,570)	(35,265)	(504,224)
Net increase	547,958	$8,071,215	174,682	$2,554,546	499,386	$7,111,148

Class R5 shares

Sold	615,276	$9,235,488	15,246	$237,920	102,605	$1,431,987
Distributions reinvested	29,612	429,428	15,867	228,255	974	13,638
Repurchased	(86,230)	(1,298,027)	(12,125)	(184,561)	(4,703)	(65,769)
Net increase	558,658	$8,366,889	18,988	$281,614	98,876	$1,379,856

Lifestyle Portfolios | Annual report

Lifestyle Balanced, continued
		Year ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class 1 shares

Sold	66,344,430	$978,825,969	26,696,656	$395,003,122	468,643,365	$6,306,035,420
Distributions reinvested	29,782,065	431,392,726	37,653,392	540,077,565	6,945,128	96,618,106
Repurchased	(10,958,523)	(162,475,516)	(2,380,654)	(34,347,226)	(5,913,625)	(84,025,930)
Net increase	85,167,972	$1,247,743,179	61,969,394	$900,733,461	469,674,868	$6,318,627,596

Class 5 shares

Sold	800,605	$11,911,857	351,001	$5,226,710	80,813	$1,140,151
Distributions reinvested	57,977	838,848	58,593	840,371	25	347
Repurchased	(32,771)	(486,530)	(9,627)	(144,533)	(633)	(8,884)
Net increase	825,811	$12,264,175	399,967	$5,922,548	80,205	$1,131,614

Net increase	110,774,629	$1,628,653,977	69,968,223	$1,018,876,827	483,081,402	$6,508,728,420

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operations on 10-15-05.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Annual report | Lifestyle Portfolios

Lifestyle Moderate
		Year ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	3,689,701	$51,041,634	816,494	$11,462,461	1,906,772	$25,643,938
Distributions reinvested	193,694	2,633,345	153,623	2,082,610	11,786	156,721
Repurchased	(1,019,236)	(14,186,223)	(83,703)	(1,177,380)	(49,176)	(660,565)
Net increase	2,864,159	$39,488,756	886,414	$12,367,691	1,869,382	$25,140,094

Class B shares

Sold	685,413	$9,480,517	170,346	$2,381,553	394,049	$5,293,647
Distributions reinvested	34,752	470,834	27,685	375,204	1,374	18,275
Repurchased	(121,981)	(1,693,366)	(32,385)	(455,472)	(30,195)	(405,623)
Net increase	598,184	$8,257,985	165,736	$2,301,285	365,228	$4,906,299

Class C shares

Sold	3,309,558	$45,891,231	759,619	$10,592,267	1,313,617	$17,670,307
Distributions reinvested	152,871	2,071,690	113,517	1,538,471	5,335	70,936
Repurchased	(511,957)	(7,087,439)	(43,709)	(614,937)	(30,993)	(417,164)
Net increase	2,950,472	$40,875,482	829,427	$11,515,801	1,287,959	$17,324,079

Class R shares[3]

Sold	42,365	$587,129	7,305	$100,003	—	—
Distributions reinvested	1,578	21,455	472	6,417	—	—
Repurchased	(14,367)	(196,971)	—	(3)	—	—
Net increase	29,576	$411,613	7,777	$106,417	—	—

Class R1 shares[3]

Sold	63,256	$886,586	7,305	$100,001	—	—
Distributions reinvested	2,515	34,189	482	6,545	—	—
Repurchased	(15,327)	(211,504)	—	(1)	—	—
Net increase	50,444	$709,271	7,787	$106,545	—	—

Class R2 shares[3]

Sold	887	$12,290	7,355	$100,714	—	—
Distributions reinvested	380	5,174	494	6,710	—	—
Repurchased	(154)	(2,155)	—	(1)	—	—
Net increase	1,113	$15,309	7,849	$107,423	—	—

Class R3 shares

Sold	342,265	$4,717,918	19,080	$265,714	61,803	$824,287
Distributions reinvested	11,583	157,373	3,942	53,482	339	4,515
Repurchased	(109,186)	(1,497,041)	(14,417)	(203,739)	(5,906)	(79,750)
Net increase	244,662	$3,378,250	8,605	$115,457	56,236	$749,052

Class R4 shares

Sold	189,497	$2,619,552	77,706	$1,070,385	81,786	$1,104,574
Distributions reinvested	12,584	171,065	9,444	127,980	680	9,033
Repurchased	(57,795)	(800,604)	(15,696)	(220,828)	(2,016)	(27,039)
Net increase	144,286	$1,990,013	71,454	$977,537	80,450	$1,086,568

Class R5 shares

Sold	291,654	$4,060,770	43,027	$611,395	48,649	$647,657
Distributions reinvested	11,406	154,744	5,172	70,052	482	6,410
Repurchased	(95,191)	(1,333,546)	(10,492)	(150,063)	(1,932)	(26,226)
Net increase	207,869	$2,881,968	37,707	$531,384	47,199	$627,841

Class 1 shares

Sold	20,668,456	$285,222,178	6,640,443	$92,685,843	134,937,718	$1,753,494,793
Distributions reinvested	8,014,611	109,038,344	9,603,688	130,078,250	2,410,929	31,963,702
Repurchased	(4,707,379)	(65,151,346)	(1,089,036)	(15,016,278)	(3,803,690)	(51,025,836)
Net increase	23,975,688	$329,109,176	15,155,095	$207,747,815	133,544,957	$1,734,432,659

Lifestyle Portfolios | Annual report

Lifestyle Moderate, continued
		Year ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class 5 shares

Sold	196,146	$2,705,630	123,203	$1,733,403	93,828	$1,253,556
Distributions reinvested	17,271	234,823	13,160	177,978	37	490
Repurchased	(55,900)	(781,144)	(15,002)	(211,893)	(11)	(152)
Net increase	157,517	$2,159,309	121,361	$1,699,488	93,854	$1,253,894

Net increase	31,223,970	$429,277,132	17,299,212	$237,576,843	137,345,265	$1,785,520,486

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operations on 10-15-05.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Annual report | Lifestyle Portfolios

Lifestyle Conservative
		Year Ended 12-31-07	Four Months Ended 12-31-06[1]			Period Ended 8-31-06[2]
	Shares	Amount	Shares	Amount	Shares	Amount

Class A shares

Sold	2,389,609	$32,202,666	579,284	$8,044,116	970,480	$13,042,633
Distributions reinvested	110,478	1,471,783	80,861	1,077,212	8,061	$106,760
Repurchased	(700,324)	(9,450,827)	(82,674)	(1,154,624)	(72,078)	(970,334)
Net increase	1,799,763	$24,223,622	577,471	$7,966,704	906,463	$12,179,059

Class B shares

Sold	533,348	$7,196,400	101,217	$1,408,223	227,435	$3,046,846
Distributions reinvested	20,568	273,746	14,743	196,481	1,215	16,097
Repurchased	(121,906)	(1,643,199)	(25,828)	(359,242)	(11,427)	(153,081)
Net increase	432,010	$5,826,947	90,132	$1,245,462	217,223	$2,909,862

Class C shares

Sold	2,645,517	$35,649,056	459,156	$6,364,493	621,340	$8,332,624
Distributions reinvested	91,873	1,222,078	55,270	735,796	3,508	46,442
Repurchased	(551,105)	(7,442,310)	(38,676)	(540,025)	(15,041)	(203,312)
Net increase	2,186,285	$29,428,824	475,750	$6,560,264	609,807	$8,175,754

Class R shares[3]

Sold	9,081	$122,134	7,316	$100,003	—	—
Distributions reinvested	554	7,409	483	6,456	—	—
Repurchased	(816)	(11,024)	—	(3)	—	—
Net increase	8,819	$118,519	7,799	$106,456	—	—

Class R1 shares[3]

Sold	19,327	$263,101	7,315	$100,001	—	—
Distributions reinvested	942	12,574	493	6,584	—	—
Repurchased	(12,347)	(165,600)	—	(1)	—	—
Net increase	7,922	$110,075	7,808	$106,584	—	—

Class R2 shares[3]

Sold	40,208	$543,146	7,360	$100,626	—	—
Distributions reinvested	1,265	16,899	505	6,743	—	—
Repurchased	(29,185)	(393,962)	—	(1)	—	—
Net increase	12,288	166,083	7,865	$107,368	—	—

Class R3 shares

Sold	321,852	$4,357,181	13,627	$190,563	21,755	$290,487
Distributions reinvested	9,844	131,160	1,695	22,593	96	1,277
Repurchased	(81,606)	(1,105,400)	(9,143)	(129,072)	(24)	(327)
Net increase	250,090	$3,382,941	6,179	$84,084	21,827	$291,437

Class R4 shares

Sold	280,198	$3,747,727	13,788	$190,041	51,727	$693,385
Distributions reinvested	7,988	106,474	3,850	51,335	359	4,751
Repurchased	(148,989)	(1,994,253)	(8,772)	(123,762)	(514)	(6,839)
Net increase	139,197	$1,859,948	8,866	$117,614	51,572	$691,297

Class R5 shares

Sold	54,757	$742,856	6,571	$91,562	22,121	$294,449
Distributions reinvested	2,522	33,650	1,375	18,329	219	2,896
Repurchased	(22,114)	(300,568)	(7,868)	(111,132)	(705)	(9,504)
Net increase (decrease)	35,165	$475,938	78	($1,241)	21,635	$287,841

Class 1 shares

Sold	17,102,516	$230,347,734	4,076,366	$56,702,014	82,605,957	$1,088,806,246
Distributions reinvested	5,034,597	67,095,666	5,891,179	78,517,828	1,669,737	22,120,363
Repurchased	(6,026,728)	(81,070,170)	(1,209,359)	(16,489,309)	(3,797,586)	(50,952,259)
Net increase	16,110,385	$216,373,230	8,758,186	$118,730,533	80,478,108	$1,059,974,350

Net increase	20,981,924	$281,966,127	9,940,134	$135,023,828	82,306,635	$1,084,509,600

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

2Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05 and Class 1 shares began operations on 10-15-05.

3Class R, Class R1 and Class R2 shares began operations on 9-18-06.

Lifestyle Portfolios | Annual report

6. Purchases and sales of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the year ended December 31, 2007:

Portfolio	Purchase	Sales

Lifestyle Aggressive	$1,497,526,416	$717,592,963
Lifestyle Growth	3,631,519,691	1,738,489,635
Lifestyle Balanced	3,025,073,493	1,298,987,056
Lifestyle Moderate	743,977,072	307,907,172
Lifestyle Conservative	459,554,431	173,921,617

7. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles, and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets for tax purposes differs from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales and excise tax regulations.

Each Portfolio’s policy is to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate taxpayer for federal income tax purposes.

Capital accounts

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily attributable to short-term capital gain distributions received from underlying funds.

The cost of investments owned on December 31, 2007, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

Lifestyle Aggressive	$3,397,587,778	$332,195,796	($57,218,235)	$274,977,561
Lifestyle Growth	9,754,676,408	754,551,766	(145,921,715)	608,630,051
Lifestyle Balanced	9,168,473,769	600,284,086	(158,157,088)	442,126,998
Lifestyle Moderate	2,430,679,572	86,413,286	—	86,413,286
Lifestyle Conservative	1,477,718,754	44,432,480	(16,086,333)	28,346,147

The tax-basis components of distributable earnings at December 31, 2007, were as follows:

	Undistributed	Undistributed Long Term
Portfolio	Ordinary Income	Capital Gains

Lifestyle Aggressive	$4,376,197	$154,308,175
Lifestyle Growth	7,838,613	285,306,066
Lifestyle Balanced	3,181,352	204,388,634
Lifestyle Moderate	432,126	28,730,116
Lifestyle Conservative	211,645	9,104,360

The tax character of distributions paid during 2007 and 2006 was as follows:

	12/31/07 Distributions					12/31/06 Distributions[1]			8/31/06 Distributions
		Long Term				Long Term				Long Term
	Ordinary	Capital	Return of		Ordinary	Capital	Return of		Ordinary	Capital
Portfolio	Income	Gains	Capital	Total	Income	Gains	Capital	Total	Income	Gains	Total

Lifestyle Aggressive	$123,815,341	$43,966,246	—	$167,781,587	$138,977,239	$19,381	—	$138,996,620	$10,856,555	—	$10,856,555
Lifestyle Growth	403,632,376	82,092,859	—	485,725,235	411,384,565	34,665,916	$171,427,293	617,477,774	35,662,733	—	35,662,733
Lifestyle Balanced	413,394,944	44,874,979	—	458,269,923	346,895,730	20,886,971	192,535,188	560,317,889	97,369,317	—	97,369,317
Lifestyle Moderate	108,022,601	7,519,152	—	115,541,753	83,942,028	998,369	49,938,569	134,878,966	32,261,703	—	32,261,703
Lifestyle Conservative	68,963,500	1,863,066	—	70,826,566	47,533,711	707,783	32,702,801	80,944,295	22,337,545	—	22,337,545

1Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

At December 31, 2007, there were no capital loss carry forwards available to offset future realized gains.

Annual report | Lifestyle Portfolios

The Trust adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (“FIN 48”), on January 1, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Trust’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

8. Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolios’ investments in affiliated funds during the year ended December 31, 2007, is set forth below:

							Capital Gain
		Beginning			Ending		Distribution
	Affiliate —	Share	Shares	Shares	Share	Sale	From Under-	Dividend	Ending
Portfolio	Series NAV	Amount	Purchased	Sold	Amount	Proceeds	lying Funds	Income	Value

	Lifestyle Aggressive
	John Hancock Funds
	Small Cap Intrinsic Value	—	5,044,200	102,191	4,942,009	$1,684,841	$1,796,822	$110,949	$73,388,841

	John Hancock Funds II
	All Cap Core	—	4,647,003	—	4,647,003	—	$1,160,425	$282,810	$47,817,662
	All Cap Growth	3,270,836	299,102	3,569,938	—	$67,078,175	—	—	—
	All Cap Value	3,577,206	2,648,705	24,146	6,201,765	397,076	22,916,850	936,959	73,490,915
	Blue Chip Growth	7,503,645	3,283,082	229,752	10,556,975	4,697,533	877,062	787,927	227,819,518
	Capital Appreciation	11,312,854	5,560,463	576,947	16,296,370	6,232,651	—	539,536	185,941,584
	Core Equity	5,417,429	4,654,883	102,704	9,969,608	1,728,074	3,133,215	164,407	146,952,029
	Emerging Growth	3,498,404	1,455,331	373,259	4,580,476	6,617,698	5,073,261	514,434	73,150,204
	Emerging Markets Value	—	10,233,968	950,634	9,283,334	11,661,919	949,458	890,984	108,893,511
	Equity-Income	3,077,127	986,684	33,124	4,030,687	659,212	3,500,221	1,249,528	73,116,653
	Fundamental Value	6,800,039	1,793,511	111,487	8,482,063	1,975,489	1,248,808	1,492,748	147,503,070
	International Equity Index	7,068,530	1,302,719	1,811,377	6,559,872	40,694,298	3,528,146	3,536,325	147,662,712
	International Opportunities	6,454,539	2,179,209	842,523	7,791,225	17,953,384	16,615,041	1,774,720	147,409,969
	International Small Cap	4,172,362	1,580,247	930,910	4,821,699	22,479,502	12,261,688	2,570,332	92,576,625
	International Small Company	8,272,786	2,288,468	1,486,432	9,074,822	17,642,147	6,901,517	1,207,306	92,563,180
	International Value	10,849,920	3,459,518	738,065	13,571,373	14,870,622	12,473,247	4,648,142	258,263,222
	Large Cap	3,702,322	1,136,195	48,629	4,789,888	807,234	1,862,763	682,460	72,997,887
	Large Cap Value	1,149,067	329,061	8,143	1,469,985	218,807	925,863	334,814	36,984,823
	Mid Cap Index	5,859,816	1,386,826	2,669,710	4,576,932	55,984,358	7,733,480	1,193,347	87,877,097
	Mid Cap Intersection	—	15,901,504	115,746	15,785,758	1,168,730	—	96,657	146,965,407
	Mid Cap Stock	3,447,720	648,301	260,393	3,835,628	5,091,020	4,786,971	1,153	74,027,612
	Mid Cap Value	2,879,077	1,010,435	48,779	3,840,733	1,056,260	3,558,198	566,710	73,127,552
	Mid Cap Value Equity	2,770,613	574,093	67,083	3,277,623	788,103	679,874	351,217	36,643,820
	Natural Resources	4,060,960	2,597,816	2,979,126	3,679,650	123,307,432	32,930,375	756,779	141,997,702
	Quantitative Mid Cap	3,782,103	364,535	4,146,638	—	67,572,592	—	—	—
	Quantitative Value	5,018,113	2,358,971	32,255	7,344,829	570,420	8,080,804	1,858,313	109,952,092
	Small Cap	5,605,832	2,070,268	2,225,233	5,450,867	35,675,912	10,037,933	60,479	72,878,086
	Small Cap Index	3,428,771	1,941,657	1,512,642	3,857,786	22,818,108	10,714,101	1,109,540	51,308,552
	Small Company	3,437,117	1,509,154	659,272	4,286,999	10,189,020	4,341,851	1,077	63,276,108
	Small Company Value	3,452,364	1,260,173	79,689	4,632,848	2,135,461	4,861,096	238,030	109,844,827
	Special Value	2,662,953	844,034	3,506,987	—	67,342,724	9,602,481	64,439	—
	U.S. Global Leaders Growth	2,133,558	3,280,247	2,964,275	2,449,530	40,772,046	—	627,673	33,999,476
	U.S. Multi Sector	21,083,701	6,137,275	3,226,596	23,994,380	36,939,781	8,120,789	3,200,903	257,939,582
	Value & Restructuring	2,401,870	474,549	35,484	2,840,935	485,682	120,060	509,231	37,045,795
	Vista	5,015,555	660,277	714,072	4,961,760	10,424,068	5,270,145	—	74,029,459

	John Hancock Funds III
	International Core	5,433,055	1,815,166	386,566	6,861,655	$17,872,584	$23,286,189	$4,133,977	$295,119,767

Lifestyle Portfolios | Annual report

							Capital Gain
		Beginning			Ending		Distribution
	Affiliate —	Share	Shares	Shares	Share	Sale	From Under-	Dividend	Ending
Portfolio	Series NAV	Amount	Purchased	Sold	Amount	Proceeds	lying Funds	Income	Value

	Lifestyle Growth
	John Hancock Funds
	Small Cap Intrinsic Value	—	7,018,657	144,493	6,874,164	$2,372,813	$2,497,966	$154,243	$102,081,329

	John Hancock Funds II
	All Cap Core	15,849,195	23,553,770	1,241,428	38,161,537	$13,684,612	$16,377,996	$3,961,999	$392,682,218
	All Cap Growth	4,776,494	992,561	106,105	5,662,950	2,073,919	6,742,686	136,768	104,991,101
	All Cap Value	10,471,873	767,064	11,238,937	—	191,511,129	—	—	—-
	Blue Chip Growth	17,558,955	5,562,609	696,915	22,424,649	14,781,885	1,974,560	1,773,887	483,923,926
	Capital Appreciation	33,085,055	5,497,363	1,608,857	36,973,561	18,546,807	—	1,221,425	421,868,328
	Core Equity	15,842,368	6,056,930	695,594	21,203,704	11,790,867	6,678,220	350,422	312,542,593
	Emerging Markets Value	—	18,638,294	1,106,622	17,531,672	13,858,897	1,779,808	1,670,194	205,646,513
	Equity-Income	13,528,131	3,930,683	212,725	17,246,089	4,293,466	14,949,777	5,336,855	312,844,055
	Floating Rate Income	—	1,734,000	—	1,734,000	—	—	—	17,340,000
	Fundamental Value	19,902,134	4,437,142	261,454	24,077,822	4,738,495	3,558,142	4,253,184	418,713,317
	Global Bond	11,705,521	4,140,094	1,933,965	13,911,650	29,504,356	1,540,860	9,639,724	208,674,753
	Global Real Estate	7,231,690	3,548,604	308,234	10,472,060	3,855,887	4,104,967	3,259,576	102,835,626
	High Income	7,745,928	3,358,223	208,420	10,895,731	2,321,827	4,352,538	6,314,030	102,528,827
	High Yield	41,471,626	15,932,430	4,142,376	53,261,680	41,056,671	4,219,328	38,143,322	506,518,579
	Index 500	—	9,723,386	797	9,722,589	8,572	262,569	468,307	104,226,158
	International Equity Index	8,264,997	1,365,055	474,677	9,155,375	11,083,161	4,968,085	4,979,601	206,087,490
	International Opportunities	18,834,129	5,883,541	2,731,157	21,986,513	57,587,381	46,600,535	4,977,593	415,984,822
	International Small Cap	8,123,514	2,544,459	2,546,626	8,121,347	62,276,363	20,626,120	4,323,709	155,929,860
	International Small Company	16,106,293	3,614,652	4,508,097	15,212,848	53,744,344	11,505,452	2,012,688	155,171,052
	International Value	18,105,422	4,720,792	992,450	21,833,764	20,270,435	20,115,988	7,496,200	415,496,528
	Large Cap	5,418,073	1,350,768	43,279	6,725,562	725,400	2,650,219	970,960	102,497,566
	Large Cap Value	3,375,795	851,388	39,751	4,187,432	1,087,899	2,635,981	953,232	105,355,781
	Mid Cap Index	21,415,982	2,568,113	15,954,560	8,029,535	339,002,517	14,349,631	2,214,279	154,167,080
	Mid Cap Intersection	—	22,368,481	252,027	22,116,454	2,624,454	—	136,410	205,904,189
	Mid Cap Stock	5,030,627	6,544,996	778,171	10,797,452	15,289,238	13,536,113	3,260	208,390,815
	Mid Cap Value	—	5,466,478	41,594	5,424,884	939,652	5,029,403	801,027	103,289,797
	Mid Cap Value Equity	8,106,565	1,474,352	307,207	9,273,710	3,665,363	1,922,180	992,979	103,680,078
	Natural Resources	9,483,524	3,227,197	4,895,430	7,815,291	206,632,787	69,552,618	1,598,402	301,592,093
	Quantitative Value	14,685,722	13,403,801	220,546	27,868,977	4,054,225	30,666,096	7,052,172	417,198,581
	Real Estate Equity	6,841,689	1,519,588	1,183	8,360,094	14,391	8,367,636	853,366	70,224,790
	Real Return Bond	19,609,601	6,896,544	3,598,504	22,907,641	48,106,936	—	16,314,981	312,460,218
	Small Cap	5,446,349	2,434,567	272,280	7,608,636	4,449,314	14,052,767	84,669	101,727,464
	Small Cap Index	5,004,947	470,906	5,475,853	—	97,360,408	—	—	—
	Small Cap Opportunities	6,599,007	2,883,739	1,332,723	8,150,023	29,946,730	582,069	2,939,801	177,344,503
	Small Company Growth	7,023,448	1,223,509	321,650	7,925,307	4,336,579	2,357,827	—	102,157,213
	Small Company Value	3,354,031	1,022,762	78,202	4,298,591	2,130,877	4,542,291	222,420	101,919,596
	Special Value	3,882,069	1,071,921	4,953,990	—	94,958,382	13,702,149	91,951	—
	Spectrum Income	16,190,977	4,731,125	909,786	20,012,316	9,648,579	2,687,484	9,095,525	208,328,212
	Strategic Bond	7,068,956	2,253,202	277,102	9,045,056	3,278,894	—	4,676,585	102,842,287
	Strategic Income	8,445,849	2,170,306	446,724	10,169,431	4,536,821	—	2,748,185	104,236,666
	Total Return	24,828,685	9,131,453	4,212,685	29,747,453	58,375,830	1,561,789	20,589,281	416,166,864
	U.S. Global Leaders Growth	18,812,145	3,940,615	12,043,360	10,709,400	169,600,773	—	1,790,149	148,646,466
	U.S. High Yield Bond	6,382,353	2,122,530	280,189	8,224,694	3,730,751	27,333	7,290,078	103,713,388
	U.S. Multi Sector	54,008,568	14,931,367	855,912	68,084,023	9,573,706	23,098,627	9,104,592	731,903,249
	Value & Restructuring	7,053,772	1,355,636	326,274	8,083,134	4,456,407	341,669	1,449,171	105,404,070
	Vista	7,320,314	887,398	1,179,980	7,027,732	16,886,444	7,481,024	—	104,853,765

	John Hancock Funds III
	International Core	11,887,939	3,402,866	800,811	14,489,994	$37,413,446	$49,244,877	$8,742,401	$623,214,653

	Lifestyle Balanced
	John Hancock Funds II
	Active Bond	16,605,822	4,585,532	954,952	20,236,402	$9,139,805	—	$7,744,749	$192,650,544
	All Cap Core	14,868,844	4,445,677	403,710	18,910,811	4,518,549	$9,311,390	2,241,408	194,592,244
	Blue Chip Growth	32,948,123	10,462,507	2,837,612	40,573,018	60,639,316	3,673,564	3,300,222	875,565,735
	Core Bond	12,647,626	3,620,807	988,053	15,280,380	12,377,940	—	8,557,029	192,991,205
	Core Equity	14,852,940	5,490,250	704,198	19,638,992	11,943,340	6,284,407	329,758	289,478,745
	Emerging Markets Value	—	17,301,920	1,072,964	16,228,956	13,354,063	1,631,093	1,530,639	190,365,656
	Equity-Income	12,697,050	3,735,491	373,761	16,058,780	7,506,865	14,009,587	5,001,220	291,306,263

Annual report | Lifestyle Portfolios

							Capital Gain
		Beginning			Ending		Distribution
	Affiliate —	Share	Shares	Shares	Share	Sale	From Under-	Dividend	Ending
Portfolio	Series NAV	Amount	Purchased	Sold	Amount	Proceeds	lying Funds	Income	Value

	Lifestyle Balanced, continued
	Floating Rate Income	—	1,600,000	—-	1,600,000	—	—	—	$16,000,000
	Fundamental Value	14,020,910	3,210,889	476,191	16,755,608	$8,580,364	$2,501,258	$ 2,989,849	291,380,025
	Global Bond	16,420,225	5,303,385	2,452,969	19,270,641	37,320,050	2,126,808	13,305,456	289,059,618
	Global Real Estate	20,306,129	10,530,251	1,427,929	29,408,451	17,589,206	11,619,594	9,226,615	288,790,985
	High Income	14,537,749	6,099,193	333,764	20,303,178	3,715,971	8,088,306	11,725,517	191,052,902
	High Yield	70,011,150	24,219,772	3,250,033	90,980,889	32,913,518	7,000,831	63,254,602	865,228,257
	Index 500	—	8,727,291	2,886	8,724,405	30,635	241,182	430,164	93,525,623
	International Opportunities	8,870,406	2,567,923	1,332,516	10,105,813	27,971,697	21,210,748	2,265,606	191,201,977
	International Small Cap	7,640,715	2,381,891	2,503,079	7,519,527	61,113,311	19,016,388	3,986,272	144,374,918
	International Value	16,997,036	4,024,573	3,309,368	17,712,241	67,047,540	16,260,684	6,059,525	337,063,949
	Large Cap	5,076,459	7,560,092	45,182	12,591,369	729,392	4,966,236	1,819,480	191,892,460
	Large Cap Value	9,537,510	2,597,211	549,169	11,585,552	14,612,363	7,421,736	2,683,874	291,492,495
	Mid Cap Index	—	5,132,575	173,690	4,958,885	3,879,168	7,572,251	1,168,467	95,210,584
	Mid Cap Stock	4,706,912	817,790	500,239	5,024,463	9,575,407	6,243,571	1,504	96,972,135
	Natural Resources	8,902,585	3,807,605	5,228,915	7,481,275	218,059,159	65,393,690	1,502,825	288,702,383
	Quantitative Value	9,216,897	3,824,462	220,893	12,820,466	4,067,541	14,208,204	3,267,410	191,922,378
	Real Estate Equity	12,408,223	2,804,528	2,416,592	12,796,159	31,012,283	12,807,702	1,306,183	107,487,737
	Real Return Bond	30,614,083	9,822,789	5,674,949	34,761,923	75,958,050	—	25,003,492	474,152,634
	Small Cap	5,093,666	480,282	5,573,948	—	89,337,555	—	—	—
	Small Cap Opportunities	3,133,126	54,984	3,188,110	—	80,901,467	—	—	—
	Small Company Growth	—	7,443,661	129,295	7,314,366	1,760,696	2,174,565	—	94,282,183
	Small Company Value	3,136,953	959,518	129,268	3,967,203	3,528,241	4,189,056	205,123	94,062,373
	Spectrum Income	37,945,236	10,043,714	1,776,169	46,212,781	18,809,603	6,201,210	20,979,166	481,075,052
	Strategic Bond	13,242,802	3,953,413	351,439	16,844,776	4,173,676	—	8,633,732	191,525,101
	Strategic Income	15,822,235	3,557,997	606,845	18,773,387	6,149,890	628	5,094,161	192,427,220
	Total Return	29,064,377	8,841,780	3,513,665	34,392,492	48,781,071	1,800,164	23,740,767	481,150,968
	U.S. Global Leaders Growth	17,596,078	3,689,250	10,676,928	10,608,400	150,320,190	—	1,704,247	147,244,596
	U.S. High Yield Bond	11,969,638	3,575,889	360,351	15,185,176	4,804,078	50,430	13,462,678	191,485,065
	U.S. Multi Sector	43,487,197	10,797,761	9,179,119	45,105,839	105,075,401	15,475,458	6,099,831	484,887,772
	Value & Restructuring	13,264,569	3,105,415	1,427,070	14,942,914	19,226,816	648,254	2,749,535	194,855,595

	John Hancock Funds III
	International Core	7,447,711	1,995,164	488,134	8,954,741	$23,001,665	$30,329,912	$5,384,444	$385,143,390

	Lifestyle Moderate
	John Hancock Funds II
	Active Bond	17,583,695	4,605,550	1,073,228	21,116,017	$10,259,533	—	$8,046,488	$201,024,484
	Blue Chip Growth	5,442,693	1,612,635	988,828	6,066,500	20,684,080	$604,401	542,976	130,915,080
	Core Bond	3,320,383	817,309	150,514	3,987,178	1,883,498	—	2,220,789	50,358,058
	Core Equity	5,240,971	2,455,247	608,010	7,088,208	10,148,344	2,217,352	116,350	104,480,182
	Equity-Income	2,242,612	794,125	164,922	2,871,815	3,333,239	2,484,029	886,763	52,094,730
	Floating Rate Income	—	1,245,000	—	1,245,000	—	—	—	12,450,000
	Fundamental Value	4,963,142	1,526,180	464,670	6,024,652	8,371,755	888,541	1,062,108	104,768,702
	Global Bond	8,654,339	2,703,790	1,303,956	10,054,173	22,165,510	1,110,009	6,944,289	150,812,596
	Global Real Estate	3,602,901	1,879,065	354,271	5,127,695	4,370,878	2,017,629	1,602,111	50,353,966
	High Income	5,791,943	2,347,359	119,343	8,019,959	1,313,506	3,173,634	4,595,485	75,467,817
	High Yield	12,281,718	3,803,011	618,573	15,466,156	9,889,407	1,213,537	10,946,976	147,083,147
	International Equity Index	2,063,921	428,694	268,037	2,224,578	6,079,455	1,204,651	1,207,442	50,075,251
	International Opportunities	1,192,804	504,100	388,943	1,307,961	8,123,939	2,580,859	275,672	24,746,613
	International Value	3,381,283	996,036	414,080	3,963,239	8,277,470	3,665,900	1,366,093	75,420,446
	Investment Quality Bond	3,538,219	871,629	149,450	4,260,398	1,754,611	—	2,391,281	50,357,905
	Mid Cap Index	—	1,302,101	3,437	1,298,664	74,966	1,980,651	305,633	24,934,342
	Real Estate Equity	3,295,309	725,480	661,511	3,359,278	8,485,327	3,362,308	342,902	28,217,933
	Real Return Bond	6,419,772	1,683,204	918,388	7,184,588	12,326,477	—	5,199,709	97,997,779
	Small Cap	1,344,381	140,563	1,484,944	—	23,783,169	—	—	—-
	Small Company	2,488,367	598,825	1,406,156	1,681,036	25,849,461	1,582,211	393	24,812,097
	Small Company Growth	—	1,980,138	63,336	1,916,802	864,659	568,769	—	24,707,574
	Small Company Value	828,023	276,636	61,713	1,042,946	1,680,879	1,095,546	53,645	24,728,245
	Spectrum Income	15,983,974	3,791,158	464,666	19,310,466	4,907,523	2,593,584	8,730,810	201,021,954
	Strategic Bond	3,481,687	3,237,903	82,112	6,637,478	966,466	—	3,088,626	75,468,123
	Strategic Income	4,159,023	3,339,262	135,500	7,362,785	1,368,276	—	1,712,095	75,468,550
	Total Return	18,391,053	5,504,801	2,384,125	21,511,729	33,019,261	1,124,165	14,790,943	300,949,094
	U.S. Government Securities	3,063,092	273,024	3,336,116	—	45,405,320	—-	428,273	—
	U.S. High Yield Bond	4,735,805	1,327,818	78,794	5,984,829	1,050,619	19,781	5,259,157	75,468,693
	U.S. Multi Sector	7,662,582	2,638,400	555,973	9,745,009	6,423,601	3,299,742	1,300,632	104,758,849
	Value & Restructuring	3,507,182	1,104,691	589,193	4,022,680	7,924,029	173,911	737,633	52,455,745

Lifestyle Portfolios | Annual report

							Capital Gain
		Beginning			Ending		Distribution
	Affiliate —	Share	Shares	Shares	Share	Sale	From Under-	Dividend	Ending
Portfolio	Series NAV	Amount	Purchased	Sold	Amount	Proceeds	lying Funds	Income	Value

	Lifestyle Moderate, continued
	John Hancock Funds III
	International Core	2,460,741	825,450	363,733	2,922,458	$17,121,913	$9,950,560	$1,766,514	$125,694,903

	Lifestyle Conservative
	John Hancock Funds II
	Active Bond	12,897,935	3,558,215	650,567	15,805,583	$6,197,479	—	$5,900,098	$150,469,149
	Blue Chip Growth	1,288,395	541,730	312,638	1,517,487	6,588,489	$151,153	135,792	32,747,366
	Core Bond	1,965,128	476,793	58,304	2,383,617	728,212	—	1,295,788	30,105,084
	Equity-Income	1,324,744	710,455	226,465	1,808,734	4,541,122	1,558,146	556,236	32,810,431
	Floating Rate Income	—	733,000	—	733,000	—	—	—	7,330,000
	Fundamental Value	1,462,801	714,844	289,060	1,888,585	5,188,404	276,839	330,915	32,842,501
	Global Bond	6,776,603	2,221,253	971,865	8,025,991	14,546,075	886,946	5,548,791	120,389,863
	Global Real Estate	3,127,336	2,607,040	1,136,571	4,597,805	13,554,147	1,807,120	1,434,956	45,150,450
	High Income	2,254,461	1,059,982	115,229	3,199,214	1,264,003	1,282,688	1,812,420	30,104,605
	High Yield	4,804,984	1,648,388	123,648	6,329,724	1,253,260	483,717	4,292,135	60,195,678
	International Value	1,965,622	950,910	543,961	2,372,571	10,832,300	2,172,889	809,725	45,150,024
	Investment Quality Bond	5,235,146	1,326,235	195,747	6,365,634	2,296,757	—	3,495,977	75,241,797
	Real Estate Equity	1,904,003	452,830	404,290	1,952,543	5,085,239	1,954,456	199,323	16,401,361
	Real Return Bond	3,778,896	1,016,769	526,885	4,268,780	7,055,750	—	3,020,161	58,226,153
	Spectrum Income	12,908,984	2,603,147	3,948,455	11,563,676	42,051,456	1,547,078	5,536,192	120,377,870
	Strategic Bond	2,057,537	3,304,470	67,751	5,294,256	787,020	—	2,311,455	60,195,695
	Strategic Income	3,687,173	2,287,044	101,447	5,872,770	1,025,574	—	1,399,165	60,195,891
	Total Return	14,378,775	4,147,742	1,318,153	17,208,364	18,134,415	892,220	11,607,103	240,745,013
	U.S. Government Securities	9,973,410	3,014,330	870,876	12,116,864	11,652,710	—	7,028,803	161,638,968
	U.S. High Yield Bond	1,856,216	567,322	36,171	2,387,367	476,669	7,861	2,060,477	30,104,697
	U.S. Multi Sector	2,263,774	1,148,304	371,118	3,040,960	4,279,116	1,029,194	405,669	32,690,322
	Value & Restructuring	2,068,110	1,200,133	749,643	2,518,600	9,962,623	106,430	451,417	32,842,545

	John Hancock Funds III
	International Core	574,108	264,121	138,172	700,057	$6,420,797	$2,352,900	$417,708	$30,109,438

9. Fund mergers

On June 29, 2007, the Board of Trustees of the Trust approved the following two proposed merger transactions: (i) John Hancock Allocation Core Portfolio (a “Target Fund”), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Balanced Portfolio (an “Acquiring Fund”) and (ii) John Hancock Allocation Growth + Value Portfolio (a “Target Fund”), a series of John Hancock Capital Series Trust, to be merged into Lifestyle Growth Portfolio (an “Acquiring Fund”).

After shareholder approval was obtained, the mergers were effective after the close of business on September 28, 2007. Each Acquiring Fund acquired all of the assets and liabilities of the corresponding Target Fund as shown in the table below. Each merger qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Target Fund or their shareholders.

Pursuant to the Agreement and Plan of Reorganization, shareholders of each Target Fund received a number of shares of the corresponding class in the corresponding Acquiring Fund with a value equal to their holdings in the Target Fund as of the close of business on date of the reorganization.

The following is a summary of Shares Outstanding, Net Assets and Net Unrealized Appreciation immediately before and after the reorganizations:

			Appreciation of
		Acquired Net Asset	Transferor		Acquiring Fund	Acquiring Fund
		Value of the	Fund’s	Shares Issued by	Net Assets Prior to	Total Net Assets
Acquiring Fund	Transferor Fund	Transferor Fund	Investments	Acquiring Fund	Combination	After Combination

Lifestyle Growth	JH Allocation Growth & Value	$6,318,041	$519,679	393,907	$10,401,426,390	$10,407,744,431
Lifestyle Balanced	JH Allocation Core	9,527,860	498,757	621,391	9,535,359,035	9,544,886,895

Annual report | Lifestyle Portfolios

Auditors report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Fund II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the finan-cial position of each of the portfolios (identified in Note 1) comprising John Hancock Funds II (the “Trust”) at December 31, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 29, 2008

Lifestyle Portfolios | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolios, if any, paid during its taxable year ended December 31, 2007.

The Portfolios below have designated the following amounts as capital gain dividends paid during the fiscal year.

Portfolio	Capital Gains
Lifestyle Aggressive	$43,966,246
Lifestyle Growth	82,092,859
Lifestyle Balanced	44,874,979
Lifestyle Moderate	7,519,152
Lifestyle Conservative	1,863,066

Annual report | Lifestyle Portfolios

EVALUATION BY THE BOARD OF AMENDMENTS TO ADVISORY AGREEMENT

At its meeting on September 27–28, 2007, the Board, including all of the Independent Trustees, approved amendments to the Advisory Agreement with respect to each of the Lifestyle Funds (the “Lifestyle Funds”) of John Hancock Funds II (“JHF II or the “Trust”):

1. Transferring to a new Service Agreement with the Adviser the financial, accounting and administrative services currently performed by the Adviser under the Advisory Agreement (“Amendment 1”), and

2. Restructuring the advisory fee by applying different advisory fee rates to “Affiliated Fund Assets” and “Other Assets.” Affiliated Fund Assets are each of the JHF II funds and the funds of JHF III. Other Assets are any assets that are not Affiliated Fund Assets. (“Amendment 2”).

Each of these amendments were subsequently also approved by shareholders of the Lifestyle Funds at a meeting of shareholders held on January 8, 2008, and are described in a proxy statement for the Trust dated November 9, 2007 which was mailed to shareholders of record on October 29, 2007.

The Board, including the Independent Trustees, is responsible for selecting JHF II’s investment adviser, approving the Adviser’s selection of Fund subadvisers and approving JHF II’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates JHF II’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for JHF II and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to JHF II and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers affiliated with the Adviser) from the Adviser’s relationship with JHF II; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of JHF II’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of JHF II’s “manager-of-managers” advisory structure, the costs of the services to be provided and the profits to be realized by such unaffiliated subadvisers from their relationship with JHF II, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

At its meeting on June 8, 2007, the Board approved the annual continuation of the Advisory Agreement with respect to each of the Funds and considered each of the factors listed above. A discussion of the basis of the Board’s approval of the Advisory Agreement and the factors considered by the Board at that meeting is available in JHF II’s annual report to shareholders for the year ended August 31, 2007. This report was mailed to shareholders of JHF II on or about October 30, 2007. A copy of the report may be obtained by calling 1-800-225-5291 (TDD 1-800-544-6713) or by writing to JHF II at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Gordon Shone.

In approving each of the amendments to the Advisory Agreement at its September 27–28, 2007 meeting, the Board determined that it was appropriate to rely upon its recent consideration at its June 8, 2007 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 8, 2007 meeting, concluded that each of these factors supported the continuation of the Advisory Agreement. The Board, at the September 27–28, 2007 meeting, revisited particular factors to the extent relevant to the proposed amendments. In particular, the Board noted the skill and competency of the Adviser in its past management of JHF II’s affairs and subadvisory relationships, the qualifications of the Adviser’s personnel who perform services for JHF II and the Funds, including those who served as officers of JHF II, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Funds and concluded that the Adviser may reasonably be expected to perform its services ably under the Advisory Agreement as proposed to be amended.

Specific factors considered by the Board in approving Amendments 1 and 2 are set forth below.

Amendment 1. The Board considered with respect to Amendment 1 and the new Service Agreement with the Adviser that the transfer to the Service Agreement of the non-advisory services currently performed by the Adviser under the Advisory Agreement would not result in any change in the level and quality of services provided to the Funds, would provide greater flexibility in that future changes to the non-advisory services arrangements for the Funds would no longer require the expense of obtaining shareholder approval and would not, without further Board approval, result in any material increase in the costs to the Funds of the Adviser’s provision of such services.

Amendment 2. The Board considered with respect to Amendment 2 the benefit to each Lifestyle Fund of having a different advisory fee on Affiliated Fund Assets than on Other Assets. The Board noted that the Adviser currently receives an advisory fee at the underlying fund level with respect to Affiliated Fund Assets but would not receive any comparable compensation with respect to investments in Other Assets, that it was reasonable to

Lifestyle Portfolios | Annual report

provide for such compensation in view of the services to be provided by the Adviser. The Board also noted that providing the Adviser with the ability to invest in both Affiliated Fund Assets and Other Assets as deemed appropriate by the Adviser was a benefit to each Fund. The Board took into account that, although the advisory fee with respect to investments in Other Assets will increase, the increase is expected to be offset in whole or in part by a decrease in underlying fund expenses. The Board also noted that in the event that a Fund should invest in Other Assets that are shares of an underlying fund that is advised by the Adviser or one of its affiliates but is not a fund of JHF II or JHF III, the Adviser intends to waive a portion of its advisory fee or reimburse the Fund and that this fee waiver is intended to provide the Adviser and its affiliate with the same aggregate advisory fee at the Fund and underlying fund levels that the Adviser would receive if such Other Assets were Affiliated Fund Assets.

Annual report | Lifestyle Portfolios

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Portfolio	Trustee of	John Hancock
Principal occupation(s) and other	Portfolio	funds overseen
directorships during past 5 years	since[2]	by Trustee

Charles L. Bardelis, Born: 1941	2005	209

Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust
(since 1988); John Hancock Funds II (since 2005) and John Hancock Funds III (from
October 2005 to December 2006).

Peter S. Burgess, Born: 1942	2005	209

Consultant (financial, accounting and auditing matters (since 1999);
Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation
(since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Trust and John Hancock Funds II (since 2005), and
John Hancock Funds III (from October 2005 to December 2006).

Elizabeth G. Cook, Born: 1937	2005	209

Expressive Arts Therapist, Massachusetts General Hospital (September 2001
to present); Expressive Arts Therapist, Dana Farber Cancer Institute
(September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Trust and John Hancock Funds II (since 2005) and
John Hancock Funds III (from October 2005 to December 2006).

Hassell H. McClellan, Born: 1945	2005	209

Associate Professor, The Wallace E. Carroll School of Management, Boston College.
Trustee of John Hancock Trust and John Hancock Funds II (since 2005), and
John Hancock Funds III (from October 2005 to December 2006).

James. M. Oates, Born: 1946	2005	209

Managing Director, Wydown Group (financial consulting firm) (since 1994);
Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997 to 2006); Independent Chairman, Hudson Castle Group, Inc. (since 2007).
Director of the following publicly traded companies: Stifel Financial (since 1996); Investor
Financial Services Corporation (1995 to 2007); Investors Bank & Trust (1995 to 2007); Phoenix
Mutual Funds (since 1988); and Connecticut River Bancorp, Director (since 1998). Trustee of
John Hancock Trust (since 2004); Chairman of John Hancock Trust and John Hancock Funds II
(since 2005) and John Hancock Funds III (from October 2005 to December 2006).

Non-Independent Trustee
Name, age		Number of
Position(s) held with Portfolio	Trustee of	John Hancock
Principal occupation(s) and other	Portfolio	funds overseen
directorships during past 5 years	since[2]	by Trustee

James R. Boyle[1], Born: 1959	2005	262

Executive Vice President, Manulife Financial Corporation (since 1999); President, John Hancock Variable Life
Insurance Company (since March, 2007); Executive Vice President, John Hancock Life Insurance Company
(since June, 2004); Chairman and Director, John Hancock Advisers, LLC (the “Adviser”), the Berkeley Financial
Group, LLC (“The Berkeley Group”) (holding company); and John Hancock Funds, LLC (“John Hancock
Funds”) (since 2005); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (until 2004).

1 Affiliated with the investment adviser.

2 Each Trustee serves until resignation, retirement age or until her or his successor is elected.

Lifestyle Portfolios | Annual report

Principal officers who are not Trustees

Name, age
Position(s) held with Portfolio	Officer of
Principal occupation(s) and	Portfolio
directorships during past 5 years	since

Keith F. Hartstein[1], Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive
Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment
Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since
2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006);
President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member, Investment Company
Institute Sales Force Marketing Committee (since 2003); President and Chief Executive Officer, MFC Global (U.S.)
(2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005)

John G. Vrysen[1], Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief
Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Executive
Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since December
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (2005-2007); Executive Vice President and Chief Financial Officer, John
Hancock Investment Management Services, LLC (2005-December 2007), Executive Vice President and Chief
Financial Officer, MFC Global (U.S.) (2005-until December 2007); Director, John Hancock Signature Services,
Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III,
and John Hancock Trust (2005-June 2007); Vice President and General Manager, Fixed Annuities, U.S. Wealth
Management (2004-2005); Vice President, Operations Manulife Wood Logan (2000-2004).

Charles A. Rizzo[1], Born: 1957	2007

Chief Financial Officer
Vice President and Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (June 2007- Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (reg-
istered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing
Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund
Services (Deutshce Registered Investment Companies) (1999-2002).

Francis V. Knox, Jr.[1], Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser
and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant
Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments
(until 2001).

Gordon M. Shone[1], Born: 1956	2005

Treasurer
Senior Vice President, John Hancock Life Insurance Company, (U.S.A.) (since 2001); Treasurer for John Hancock
Funds (since 2006); for John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice
President and Chief Financial Officer, John Hancock Trust (2003-2005); Vice President, John Hancock Investment
Management Services, Inc., John Hancock Advisers, LLC (since 2006), and The Manufacturers Life Insurance
Company (U.S.A.) (1998-2000).

Thomas M. Kinzler[1], Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief
Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006), and Chief Legal Officer and Assistant
Secretary, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General
Counsel, Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds (2000-
2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004-2006).

1 Affiliated with the investment adviser.

Annual report | Lifestyle Portfolios

For more information

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Portfolios’ proxy voting policies and procedures, and information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge: upon request.

By phone	On the Portfolios’ Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, LLC	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	One Lincoln Street
Boston, MA 02210-2805		Boston, MA 02111
Transfer agent
Subadviser	John Hancock Signature	Independent registered
MFC Global Investment	Services, Inc.	public accounting firm
Management (U.S.A.) Limited	One John Hancock Way,	PricewaterhouseCoopers LLP
200 Bloor Street East	Suite 1000	125 High Street
Toronto, Ontario, Canada	Boston, MA 02217-1000	Boston, MA 02110
M4W 1E5

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971 for JHF II and File # 811-21777, CIK 0003129954 for JHF III.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	Mutual Fund Operations
	Signature Services, Inc.	John Hancock
	164 Corporate Drive	Signature Services, Inc.
	Portsmouth, NH 03801	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-888-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

QUARTERLY PORTFOLIO DISCLOSURE. The Portfolios file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-202-551-8090.

Lifestyle Portfolios | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery

www.jhfunds.com/edelivery

	LS00A	12/07
This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.		2/08

ITEM 2. CODE OF ETHICS.

(a) As of the end of the fiscal year, December 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR), that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

JOHN HANCOCK TRUST
JOHN HANCOCK FUNDS
JOHN HANCOCK FUNDS II
JOHN HANCOCK FUNDS III

SARBANES-OXLEY CODE OF ETHICS
FOR
PRINCIPAL EXECUTIVE & PRINCIPAL FINANCIAL OFFICERS

I. Covered Officers/Purpose of the Code

This code of ethics (this “Code”) for John Hancock Trust, John Hancock Funds1, John Hancock Funds II and John Hancock Funds III, each a registered management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), which may issue shares in separate and distinct series (each investment company and series thereunder to be hereinafter referred to as a “Fund”), applies to each Fund’s Principal Executive Officer (“President”) and Principal Financial Officer (“Chief Financial Officer”) (the “Registrant’s Executive Officers” or “Executive Officers” as set forth in Exhibit A) for the purpose of promoting:

► honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

► full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

► compliance with applicable laws and governmental rules and regulations;

► the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

► accountability for adherence to the Code.

___________________________________________
1 John Hancock Funds includes the following trusts: John Hancock Bank and Thrift Opportunity Fund; John Hancock Bond Trust; John Hancock California Tax-Free Income Fund; John Hancock Capital Series; John Hancock Current Interest; John Hancock Equity Trust; John Hancock Income Securities Trust; John Hancock Investment Trust; John Hancock Investment Trust II; John Hancock Investment Trust III; John Hancock Investors Trust; John Hancock Municipal Securities Trust; John Hancock Patriot Premium Dividend Fund II; Trust; John Hancock Preferred Income Fund; John Hancock Preferred Income Fund II; John Hancock Preferred Income Fund III; John Hancock Series Trust; John Hancock Sovereign Bond Fund; John Hancock Strategic Series; John Hancock Tax-Exempt Series Fund; John Hancock World Fund; John Hancock Tax-Advantaged Dividend Income Fund and John Hancock Tax-Advantaged Global Shareholder Yield Fund.

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Each of the Registrant’s Executive Officers should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview

A “conflict of interest” occurs when an Executive Officer’s private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Registrant’s Executive Officers, or a member of his family, receives improper personal benefits as a result of his position with the Fund. Certain conflicts of interest arise out of the relationships between the Executive Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the “Investment Company Act”) and the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”). For example, Executive Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” of the Fund. Each of the Registrant’s Executive Officers is an officer or employee of the investment adviser or a service provider (“Service Provider”) to the Fund. The Fund’s, the investment adviser’s and the Service Provider’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the investment adviser and the Service Provider of which the Executive Officers are also officers or employees. As a result, this Code recognizes that the Registrant’s Executive Officers will, in the normal course of their duties (whether formally for the Fund, for the investment adviser or for the Service Provider), be involved in establishing policies and implementing decisions which will have different effects on the investment adviser, the Service Provider and the Fund. The participation of the Executive Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and the Service Provider and is consistent with the performance by the Executive Officers of their duties as officers of the Fund. Thus, if such participation is performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, it will be deemed to have been handled ethically. In addition, it is recognized by the Fund’s Board of Trustees/Directors (the “Board”) that the Executive Officers may also be officers or employees of one or more other investment companies covered by other Codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but the Registrant’s Executive Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of an Executive Officer should not be placed improperly before the interest of the Fund.

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*                            *                            *

Each Covered Officer must:

► not use his/her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Executive Officer would benefit personally to the detriment of the Fund;

► not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Executive Officer rather than for the benefit of the Fund; and

► not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

Additionally, conflicts of interest may arise in other situations, the propriety of which may be discussed, if material, with the Fund’s Chief Compliance Officer (“CCO”). Examples of these include:

► service as a director/trustee on the board of any public or private company;

► the receipt of any non-nominal gifts;

► the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety (or other formulation as the Fund already uses in another code of conduct);

► any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, any sub-adviser, principal underwriter, administrator or any affiliated person thereof; and

► a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Executive Officer’s employment, such as compensation or equity ownership.

III. Disclosure & Compliance

► Each Executive Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Fund;

► Each Executive Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund,

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including to the Fund’s directors and auditors, and to governmental regulators and self-regulatory organizations;

► Each Executive Officer should, to the extent appropriate within his/her area of responsibility, consult with other officers and employees of the Fund and the Fund’s adviser or any sub-adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

► It is the responsibility of each Executive Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting & Accountability

Each Executive Officer must:

► upon adoption of the Code (or thereafter as applicable, upon becoming an Executive Officer), affirm in writing to the Fund’s CCO that he/she has received, read, and understands the Code;

► annually thereafter affirm to the Fund’s CCO that he/she has complied with the requirements of the Code;

► not retaliate against any employee or Executive Officer or their affiliated persons for reports of potential violations that are made in good faith;

► notify the Fund’s CCO promptly if he/she knows of any violation of this Code (Note: failure to do so is itself a violation of this Code); and

► report at least annually any change in his/her affiliations from the prior year.

The Fund’s CCO is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund’s Board or the Compliance Committee thereof (the “Committee”).

The Fund will follow these procedures in investigating and enforcing this Code:

► the Fund’s CCO will take all appropriate action to investigate any potential violations reported to him/her;

► if, after such investigation, the CCO believes that no violation has occurred, the CCO is not required to take any further action;

► any matter that the CCO believes is a violation will be reported to the Board or, if applicable, Compliance Committee;

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► if the Board or, if applicable, Compliance Committee concurs that a violation has occurred, the Board, either upon its determination of a violation or upon recommendation of the Compliance Committee, if applicable, will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Service Provider or the investment adviser or its board; or a recommendation to dismiss the Registrant’s Executive Officer;

► the Board, or if applicable the Compliance Committee, will be responsible for granting waivers, as appropriate; and

► any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies & Procedures

This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, the Fund’s adviser, any sub-adviser, principal underwriter or other service providers govern or purport to govern the behavior or activities of the Registrant’s Executive Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund’s and its investment adviser’s codes of ethics under Rule 204A-1 under the Investment Advisers Act and Rule 17j-1 under the Investment Company Act, respectively, are separate requirements applying to the Registrant’s Executive Officers and others, and are not part of this Code.

VI. Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Fund’s Board, including a majority of independent directors.

VII. Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Fund’s Board and its counsel, the investment adviser and the relevant Service Providers.

VIII. Internal Use

The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

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Exhibit A
Persons Covered by this Code of Ethics
(As of June 2007)

John Hancock Trust

► Principal Executive Officer and President – Keith Hartstein
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo

John Hancock Funds

► Principal Executive Officer and President – Keith Hartstein
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo

John Hancock Funds II

► Principal Executive Officer and President – Keith Hartstein
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo

John Hancock Funds III

► Principal Executive Officer and President – Keith Hartstein
► Principal Financial Officer and Chief Financial Officer – Charles Rizzo

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(f)(2) Not applicable

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

2007: 78,985
From 9/1/06 to 12/31/06 $63,685

These fees represent aggregate fees billed for the fiscal year ended (12/31/07) and the period from 9/1/06 to fiscal year end (12/31/06) (the “Reporting Periods”) for professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”), for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such period.

(b) AUDIT RELATED FEES:

2007: 25,960
From 9/1/06 to 12/31/06 $ $24,960

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by PWC that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PWC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and fund merger audit services.

(c) TAX FEES:

2007: 15,395

From 9/1/06 to 12/31/06 $14,805

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by PWC for tax compliance, tax advice and tax planning. The tax services provided by PWC related to the review of the Registrant’s federal and state income tax returns, excise tax calculations and returns and a review of the Registrant’s calculations of capital gain and income distributions.

(d) ALL OTHER FEES; NONE.

(e) (1) The audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X are attached.

John Hancock Funds II
Audit Committee
Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees is responsible for the appointment, compensation and oversight of the services provided by the independent auditor to John Hancock Funds II (the “Trust”). As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the Trust’s independent auditor (the “Auditor”) in order to assure that these services do not impair the Auditor’s independence. In addition, these procedures also require the Audit Committee to pre-approve non-audit services provided by the Auditor to Manulife Financial Corporation (or any subsidiary thereof) where such services provided have a direct impact on the operations or financial reporting of the Trust as further assurance that such services do not impair the Auditor’s independence.

This Policy follows two different approaches to pre-approving services: (1) proposed services may be pre-approved (“general pre-approval”), or (2) proposed services will require specific pre-approval (“specific pre-approval”). Unless a type of service provided by the Auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.

Exhibit I to this Policy describes the Audit, Audit-related, Tax and All Other Services that have been pre-approved by the Audit Committee. The Audit Committee will annually review these services. It is expected that such review will occur at the regularly scheduled April Audit Committee meeting.

II. Delegation

The Audit Committee may delegate pre-approval authority to its chairperson or any other member or members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next meeting following the pre-approval. If pre-approval of any services to be provided by the Auditors is required before the next regularly scheduled Audit Committee meeting, the Audit Committee hereby authorizes its chairman to provide such pre-approval.

III. Audit Services

The Trust’s annual audit services engagement scope and terms will be subject to the general pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the Trust’s financial statements. The Audit services that are pre-approved are set forth in Exhibit I.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Trust’s financial statements or that are traditionally performed by the independent auditor.

The audit-related services that are pre-approved are set forth in Exhibit I.

V. Tax Services

The SEC has stated generally that an independent auditor may provide tax services to a mutual fund, such as tax compliance, tax planning and tax advice, since such services do not impair the auditor’s independence.

The tax services that are pre-approved are listed in Exhibit I.

VI. All Other Services

The Audit Committee believes that other types of non-audit services are also permitted and that it may grant general pre-approval to non-audit services that it believes (a) are routine and recurring services, (b) would not impair the independence of the auditor and (c) are consistent with the Act and the rules relating thereto.

The non-audit services for which the Audit Committee has granted general pre-approval are set forth in Exhibit I.

The Auditor is permitted to assist management with internal investigations and fact-finding into alleged improprieties; however, these services are subject to specific pre-approval and engagement by the Audit Committee.

VII. Prohibited Services

Services which result in the auditor losing independence status under the rule include (1) Bookkeeping or other services related to the accounting records or financial statements of the Trust; (2) Financial information systems design and implementation; (3) Appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (4) Actuarial services (ie., setting actuarial reserves versus actuarial audit work); (5) Internal audit outsourcing services; (6) Management functions or human resources; (7) Broker or dealer, investment advisor, or investment banking services; (8) Legal services and expert services unrelated to the audit; (9) Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

VIII. Procedures

At least annually, the Trust’s Chief Financial Officer and the Auditor shall jointly submit to the Audit Committee for approval a revised EXHIBIT I. If any of the fee amounts listed on EXHIBIT I change materially subsequent to the Audit Committees approval, an updated EXHIBIT I will be presented to the Audit Committee at the next regularly scheduled meeting.

EXHIBIT I
John Hancock Funds II
Schedule of Audit, Audit-Related, Tax and Other Non-Audit Services
Subject to General Pre-Approval

Service		Summary of Services	Projected Fees/ Fee Cap

Audit Services

Audit	Recurring audit of financial statements of the Trust in		As pre-approved by the Committee and
	accordance with generally accepted auditing standards		referenced in the Auditor’s Engagement Letter.
including, but not limited to:

	·	Annual letter regarding the Trust’s internal control to be
included in the annual report to the SEC on Form N-
SAR;
	·	Review of the annual poet-effective amendment to the
Trust’s registration statement on SEC Form N-1A, and
consent to the incorporation by reference of our report
on the Trust’s financial statements in such SEC filing;
	·	Review of each Trust portfolio’s tax provision and RIC
qualification calculation
	·	Accounting consultations and tax services required to
perform an audit in accordance with Generally
Accepted Auditing Standards.

	Other audit and special reports including, but not limited to:		Up to but not to exceed $30,000 per instance.

	·	All services relating to any subsequent filings of
registration statements (including amendments thereto)
for the Trust with the SEC, including issuance of
auditor consents.

Service	Summary of Services	Projected Fees/ Fee Cap

Audit-Related Services

Consultations	Includes consultations relating to new regulatory rules and	Up to but not to exceed $25,000 per instance
concerning accounting	guidance, unusual or non-recurring transactions and other
and financial reporting	regulatory or financial reporting matters which are generally
standards	non-recurring.

Other auditing	Auditing procedures and special reports, including those	As pre-approved by the Committee and
procedures and	needed for:	referenced in the Auditor’s Engagement Letter.
issuance of special	· Separate audit reports in connection with 17f-2 security
purpose reports	counts

	· Various government agencies tax authorities and Fund	Up to but not to exceed $25,000 per instance
mergers

Tax Services

Tax Services	Recurring tax services including, but not limited to:	As pre-approved by the Committee and
	· Review of each Trust portfolio’s federal, and if	referenced in the Auditor’s Engagement Letter.
applicable, state tax returns
· Review required Trust portfolio distributions to avoid
excise tax and review related excise tax returns

Consultations on various	Consultation on U.S. tax matters, such as, funs	Up to but not to exceed $30,000 per instance
tax matters	reorganizations; tax basis earnings and profits
computations, evaluating the tax characteristics if certain
expenses and income items; advice on accounting methods,
timing issues, compliance matters and characterization
issues.

Other Non-Audit	Training and industry updates	Up to but not to exceed $25,000 per instance
Services

Overall Cap	In addition to the per instance caps, this reflect an overall	Up to but not to exceed $50,000 ($100,000 with
	cap on the Trust.	the approval of the Chairman of the Audit
Committee)

(2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,566,218 for the fiscal year ended December 31, 2007, and $1,832,000 for the period from commencement of operations (10/15/05) to fiscal year end (8/31/06).

(h) The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) SEE ATTACHED CODE OF ETHICS.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: February 28, 2008

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: February 28, 2008